                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

                 ----------------------------------------------

                          STREETTRACKS(R) SERIES TRUST

 ------------------------------------------------------------------------------
                                ----------------
               (Exact name of registrant as specified in charter)

                225 Franklin Street, Boston, Massachusetts 02110

 ------------------------------------------------------------------------------
                                ----------------
               (Address of principal executive offices) (zip code)

                           Stephanie M. Nichols, Esq.
                                     Counsel
                       State Street Bank and Trust Company
                               One Federal Street
                           Boston, Massachusetts 02110

                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Mayer Brown, Rowe & Maw
                                  1675 Broadway
                            New York, New York 10019

        Registrant's telephone number, including area code: 617-662-3971

Date of fiscal year end:  June 30, 2003
Date of reporting period:  June 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS.

                               [streetTRACK LOGO]


                                 ANNUAL REPORT
                                 JUNE 30, 2003

                                 [streetTRACKS annual report]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

Equity markets performed strongly across the board during the second quarter 2003. The successful conclusion of the war in Iraq, (albeit with an uncertain occupation period in front of us), investor expectations that we are on the road to recovery, and abating fears that the risk of deflation may not be as serious as the Fed may have led us to believe all contributed to a strong quarter. While the market had been anticipating a rate cut of 50 basis points, the final intervention at only 25 basis points at the end of the quarter quickly lead to a retracement with yields across the curve bouncing up 25-30 basis points. Interest rates, while posting all time record lows earlier in the quarter with the ten year Treasury yield reaching 3.17% on June 12th, closed at 3.53% on June 30th.

The S&P 500 posted returns of 15.4% for the quarter, bringing one year returns to .25%. Small cap stocks enjoyed even stronger gains with the Russell 2000 Index gaining 23.4% for the quarter, 17.9% so far this year, while the one year number is -1.64%. Performance was also strong both across the value and growth sectors. The DJ Large and Small Cap Value indexes were up 18% and 22% respectively for the quarter and up 3% and 4% respectively for the 12-month period ended June 30th. The DJ Large and Small Cap Growth Indexes were up 12% and 23% respectively for the quarter and are relatively flat on a one year basis posting returns of .55% and -.82% for the year ended June 30th.

Investor interest in Exchange Traded Funds continues. Net assets of ETFs listed and traded on U.S. exchanges reached $121.1 billion as of June 30, 2003, representing an increase of 35% over the last year. Trading volume, another good indicator of investor interest, continues to grow with average daily trading for all funds to more than $8 billion at the end of June 2003.

The streetTRACKS family continues to share in the success of ETFs. Total assets invested in the streetTRACKS funds reached $375 million on June 30, 2003, growing 14% since the end of 2002. Performance for the funds continues to closely track their respective benchmark indices.

We continue to work with investors and their advisors on applications for ETFs that will assist in meeting your investment objectives. As always, we appreciate the support and confidence of you, our shareholders. We look forward to continuing to build on your trust.

Agustin J. Fleites
President
streetTRACKS Series Trust

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ended June 30, 2003, the Fund and the Index returned 0.38% and 0.55%, respectively. Throughout the past year, there have been many negative factors affecting the economy, including the war with Iraq, lingering corporate accounting scandals, the threat of North Korean nuclear production, and fear over the SARS virus. Fortunately, many of these factors have recently subsided; coupled with favorable tax changes, interest rate cuts and a very strong housing market, these events have allowed the economy to push back into positive territory.

Within the Dow Jones U.S. Style Indexes, large cap growth stocks underperformed large cap value by over 260 basis points for the twelve months ended June 30, 2003. This same trend was witnessed in the small cap arena as small cap growth also underperformed small cap value by over 500 basis points. The Health Care sector, the second largest sector in the Large Cap Growth Index, contributed most significantly to the positive performance, with a return of 9.11%. The Financial sector contributed the largest drag on performance with a return of -15.08%.

Stocks with the largest positive contributions to return during the period included Amgen, Inc. (+1.37%), Dell Computer Corp. (+0.49%), and Intel Corp. (+0.45%). The biggest detractors to the Fund's performance were American International Group (-1.39%), Coca-Cola Enterprises, Inc. (-1.03%), and Microsoft Corp. (-0.74%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           0.38%        1.34%               0.55%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -56.64%      -57.24%             -56.41%                      -36.04%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           0.38%        1.34%               0.55%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -26.20%      -26.57%             -26.06%                      -15.00%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                  DOW JONES U.S. LARGE CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9800                               9969
12/31/00                                                                    7395                               8882
3/31/01                                                                     5703                               7629
6/30/01                                                                     6252                               8039
9/30/01                                                                     4696                               6847
12/31/01                                                                    5498                               7508
3/31/02                                                                     5244                               7447
6/30/02                                                                     4233                               6353
9/30/02                                                                     3506                               5290
12/31/02                                                                    3757                               5723
3/31/03                                                                     3780                               5542
6/30/03                                                                     4249                               6376

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL           PFIZER,       MICROSOFT         JOHNSON &         WAL-MART
                          ELECTRIC CO.      INC.          CORP.             JOHNSON, INC.     STORES, INC.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,722,062        1,625,608     1,424,684         925,740           876,324
    ------------------------------------------------------------------------------------------------------------------
       % OF               7.64%             7.21          6.32              4.11              3.89
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ended June 30, 2003, the Fund and the Index returned 2.87% and 3.18%, respectively. Throughout the past year, there have been many negative factors affecting the economy, including the war with Iraq, lingering corporate accounting scandals, the threat of North Korean nuclear production, and fear over the SARS virus. Fortunately, many of these factors have recently subsided; coupled with some favorable tax changes, interest rate cuts and a very strong housing market, these events have allowed the economy to push back into positive territory.

Within the Dow Jones U.S. Style Indexes, large cap value stocks out performed large cap growth by over 260 basis points for the twelve months ended June 30, 2003. This same trend was witnessed in the small cap arena as small cap value also out performed small cap growth by approximately 500 basis points. Although seven of the ten sectors posted negative contributions to the Index's overall return, these were small in comparison to the positive contributions made by the Financial, Health Care, and Information Technology sectors.

Stocks with the largest positive contributions to return during the period included Citigroup, Inc. (+1.44%), Merck & Co., Inc. (+0.99%), and Johnson & Johnson, Inc. (+0.74%). The biggest detractors to the Fund's performance were Baxter International, Inc. (-0.47%), Chevron Texaco Corp. (-0.40%), and Exxon Mobil Corp. (-0.38%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           2.87%        2.97%               3.18%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -10.21%       -9.91%              -9.69%                      -36.04%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           2.87%        2.97%               3.18%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -3.84%       -3.72%              -3.64%                      -15.00%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. LARGE CAP VALUE INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                    10175                               9969
12/31/00                                                                   10592                               8882
3/31/01                                                                     9812                               7629
6/30/01                                                                    10128                               8039
9/30/01                                                                     9422                               6847
12/31/01                                                                    9925                               7508
3/31/02                                                                    10079                               7447
6/30/02                                                                     8881                               6353
9/30/02                                                                     7418                               5290
12/31/02                                                                    8175                               5723
3/31/03                                                                     7726                               5542
6/30/03                                                                     9136                               6376

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CITIGROUP,    MERCK &       BANK OF AMERICA       VERIZON
                          CORP.           INC.          CO., INC.     CORP.                 COMMUNICATIONS,
                                                                                            INC.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $3,364,013      3,085,709     1,903,631     1,658,208             1,508,884
    ------------------------------------------------------------------------------------------------------------------
       % OF               7.54%           6.92          4.27          3.72                  3.38
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The Dow Jones Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the 12 month period ending June 30, 2003 was -1.02% versus the Index return of -0.82%. While some economic uncertainty remains, the markets have responded favorably to fiscal stimulus in the form of a tax package, monetary stimulus from a rate cut and reduced geopolitical concerns. The Federal Funds rate stands near 1%, the lowest it's been in 45 years. The series of rate cuts were an attempt by the Fed to spur business investment and to continue support of consumer spending. Fears of deflationary pressure continued to grow in 2003 as lack of pricing power forced commodities lower in order to maintain processing margins. Businesses continue to cut costs and personnel as evidenced by the rise in national unemployment from 6.1% to 6.4% by the end of June 2003.

The Dow Jones Small Cap Value index outperformed the Dow Jones Small Cap Growth index by 484 basis points. Large Cap Growth also performed better than Small Cap Growth for the period ended June 30, 2003, with the Dow Jones Large Cap Growth index outperforming the Small Cap Growth index by 137 basis points.

The best performing sector within the Dow Jones Small Cap Growth Index for the period was Health Care with a return of 7.84% and a contribution to total return of 187 basis points. Notable names include Sepracor, Inc. (+87.8%), Imclone Systems, Inc. (+267.7%) and Advance PCS (+59.8%). Detractors from performance included Enzon, Inc. (-50%), Orthodontic Centers of America, Inc. (-66.3%) and Transkaryotic Therapies, Inc. (-68.1%). The weakest performing sector was Industrials with a -16.4% return for the period.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          -1.02%       -0.82%              -0.82%                       4.64%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -46.53%      -46.89%             -46.22%                      -6.20%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          -1.02%       -0.82%              -0.82%                       4.64%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -20.35%      -20.55%             -20.19%                      -2.30%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  DOW JONES U.S. SMALL CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9988                              10104
12/31/00                                                                    8019                               9449
3/31/01                                                                     6585                               8594
6/30/01                                                                     7893                               9832
9/30/01                                                                     5500                               7943
12/31/01                                                                    7307                               9677
3/31/02                                                                     6824                              10102
6/30/02                                                                     5396                               9057
9/30/02                                                                     4090                               7521
12/31/02                                                                    4462                               8035
3/31/03                                                                     4338                               7706
6/30/03                                                                     5341                               9477

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SANDISK     CONSTELLATION     EQUITABLE     MICHAELS         HARMAN
                          CORP.       BRANDS, INC.      RESOURCES,    STORES, INC.     INTERNATIONAL
                                                        INC.                           INDUSTRIES, INC.
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $179,800    166,985           164,427       164,038          163,662
    --------------------------------------------------------------------------------------------------------------
       % OF               0.96%       0.89              0.88          0.88             0.87
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The Dow Jones Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The performance for the Fund for the 12 month period ending June 30, 2003 was 3.57% versus the Index return of 4.02%. While some economic uncertainty remains, the markets have responded favorably to fiscal stimulus in the form of a tax package, monetary stimulus from a rate cut and reduced geopolitical concerns. The Federal Funds rate stands near 1%, the lowest it's been in 45 years. The series of rate cuts were an attempt by the Fed to spur business investment and to continue support of consumer spending. Fears of deflationary pressure continued to grow in 2003 as lack of pricing power forced commodities lower in order to maintain processing margins. Businesses continue to cut costs and personnel as evidenced by the rise in national unemployment from 6.1% to 6.4% by the end of June 2003.

The style that was in favor for the period was Value. The Dow Jones Small Cap Value index outperformed the Dow Jones Small Cap Growth index by 484 basis points. Small Cap Value was also better than Large Cap Value for the period ended June 30, 2003, with the Dow Jones Small Cap Value index outperforming the Large Cap Value index by 84 basis points.

The best performing sector within the Index for the period was Information Technology with a 24.75% return and a contribution to return of 208 basis points. Notable names include Avaya, Inc. (+30.5%), Storage Technology Corp. (+61.2%), and PerkinElmer, Inc. (+30%). Detractors from performance include CACI International, Inc. (-10.2%), ESS Technology, Inc. (-44.4%) and Ingram Micro, Inc. (-20%). The weakest performing sector was Consumer Discretionary with a -6.58% return for the period.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           3.57%        4.05%              4.02%                        4.64%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       43.55%       42.25%             45.36%                       -6.20%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           3.57%        4.05%              4.02%                        4.64%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       14.05%       13.67%             14.56%                       -2.30%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                               DOW JONES U.S. SMALL CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                    10195                              10104
12/31/00                                                                   11575                               9449
3/31/01                                                                    11449                               8594
6/30/01                                                                    12669                               9832
9/30/01                                                                    11504                               7943
12/31/01                                                                   13002                               9679
3/31/02                                                                    14477                              10102
6/30/02                                                                    14131                               9057
9/30/02                                                                    12166                               7521
12/31/02                                                                   12649                               8035
3/31/03                                                                    11930                               7706
6/30/03                                                                    14635                               9477

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    -------------------------------------------------------------------------------------------------------
       DESCRIPTION        PROVIDIAN     HEALTH CARE        HUMANA,     DEVELOPERS       LYONDELL
                          FINANCIAL     PROPERTY           INC.        DIVERSIFIED      CHEMICAL
                          CORP.         INVESTORS, INC.                REALTY           CO.
                                                                       CORP.
    -------------------------------------------------------------------------------------------------------
       MARKET VALUE       $344,472      330,415            314,201     280,077          279,435
    -------------------------------------------------------------------------------------------------------
       % OF               1.02%         0.98               0.93        0.83             0.83
       NET ASSETS
    -------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ended June 30, 2003, the Fund and the Index returned -1.21% and -0.65%, respectively. After accounting for the annual expenses, the Fund outperformed its benchmark by 1 basis point.

During the past year, the markets have been negatively impacted by a variety of factors including the war in Iraq, lingering accounting scandals, dramatic slowdown in earnings growth, continued corporate hesitancy to make capital investments and deflation fears. Fortunately, a number of positive events also occurred to partially soften the potential impact of the negative events. The positive stimuli were very U.S. centric and included the relatively brief nature of the war in Iraq, continued low interest rate environment, favorable tax changes, expanded monetary stimuli, and stronger than expected resilience in the housing market. In terms of the Fund's individual country performance, the trying economic environment led to declines in every market except for Finland (+15%) and the United States (+1.5%). Whereas Nokia OYJ ADR represents the entire Finnish position within the Fund, the general rebounding of the Telecommunications sector during the past year was responsible for the total country's positive return on the Fund. The Fund constituents in Germany had the largest declines (-29.2%). This decline was primarily caused by the returns of Allianz AG ADR (-52.7%) and Daimlerchrysler AG (-24.7%). A number of other countries within this fund posted significant negative returns including Japan (-17.2%) and the Netherlands (-17.2%).

On an individual stock basis, some of the worst performing issues were Allianz AG ADR, ING Groep N.V. ADR (-28%) and Sony Corp. ADR (-46.9%). Allianz AG ADR was negatively impacted by a major increase in claims, courtesy of severe flooding in Europe, and a significant reduction in investment income. For ING Groep N.V. ADR, the decline was mainly caused by its weakened capital position. Finally, Sony Corp. ADR's poor performance was caused by their slow revenue growth during the past year. The impact of these declining issues was offset to some degree by the three best performing stocks which were Vodafone Group PLC ADR (+46%), Tyco International Ltd. (+40.9) and Merck & Co., Inc. (22.4%). Vodafone's positive return was caused by their ongoing business success which is reflected in their strong revenue, profit and free cash flow growth. The performance of Tyco International Ltd. represents a partial rebound for this issue from its lows. Investor perception that the worst is behind this company, coupled with this stock's low equity price at the beginning of this period, led to their solid return. Mercks & Co., Inc.'s positive performance was caused by their strong revenue growth and continued success at developing new medicines and vaccines.

Due to the strong returns of both AT&T Corp. (16.7%) and Vodafone PLC ADR, Telecommunications (+8.9%) was the best performing sector. A number of other sectors were also able to post positive returns during the past year. These included Technology, Industrial, and Healthcare. Among the sectors that declined during this period, the worst performing sector was Energy (-10.2%). Nearly all of the constituents of this sector posted negative returns during the past year. Two of the biggest declining issues were ChevronTexaco Corp. (-15.3%) and Royal Dutch Petroleum Co. (-13.2%). Production difficulties were the primary cause of both Chevron and Royal Dutch's poor performance.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          -1.21%       -1.06%              -0.65%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -33.06%      -33.21%             -32.10%                      -36.04%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          -1.21%       -1.06%              -0.65%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -13.58%      -13.65%             -13.13%                      -15.00%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES GLOBAL TITANS INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES GLOBAL TITANS INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9982                               9969
12/31/00                                                                    9147                               8882
3/31/01                                                                     8107                               7629
6/30/01                                                                     8446                               8039
9/30/01                                                                     7378                               6847
12/31/01                                                                    7967                               7508
3/31/02                                                                     7788                               7447
6/30/02                                                                     6765                               6353
9/30/02                                                                     5547                               5290
12/31/02                                                                    6106                               5723
3/31/03                                                                     5822                               5542
6/30/03                                                                     6682                               6376

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          PFIZER,          EXXON MOBIL     MICROSOFT     CITIGROUP,
                          ELECTRIC CO.     INC.             CORP.           CORP.         INC.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $596,343         564,499          499,759         493,505       458,987
    -----------------------------------------------------------------------------------------------------------
       % OF               5.51%            5.22             4.62            4.56          4.24
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve month period ending June 30, 2003, the Fund and its Index returned 3.41% and 3.72%, respectively.

Over the past twelve months ending June 30, 2003, the strongest months were November 2002 (+4.8%) and May 2003 (+5.7%), while the weakest months were July (-5.4%) and October (-5.3%) of 2002. The best-performing sectors were Factory Outlets (+26.6%) and Regional Malls (21.7%), while the worst performing were Hotels (-21.2%) and Apartments (-3.4%).

Real estate fundamentals continued to deteriorate throughout the year as the U.S. economy continued to exhibit modest growth. REIT share prices, however, have not reflected the current weak real estate operating environment as the group was up 13.5% during the first six months of 2003. We believe the disconnect between REIT share prices and the sector's underlying fundamentals was the result of robust fund flows into real estate stocks driven, in part, by REITs' attractive dividend yield (approximately 7%). Most of this inflow comes from dedicated REIT investments, closed-end mutual funds, and institutional investments that are strategic in nature and should not be altered in the short-term.

The biggest gainers in the Fund included Developers Diversified Realty Corp. (+35.1%), Taubman Centers, Inc. (+33.6%), and Glimcher Realty Trust (+33.5%). The biggest losers for the Fund were Meristar Hospitality Corp. (-66.2%), FelCor Lodging Trust, Inc. (-55.7%), and Associated Estates Realty Corp. (-30.1%).

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET          WILSHIRE REIT          DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           3.41%        2.99%               3.72%                        4.64%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       29.64%       29.72%              30.73%                        1.60%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET          WILSHIRE REIT          DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03           3.41%        2.99%               3.72%                        4.64%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       12.68%       12.71%              13.11%                        0.73%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2003.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      WILSHIRE REIT INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
4/23/01                                                                    10000                              10000
6/30/01                                                                    11122                              11049
9/30/01                                                                    10849                               8927
12/31/01                                                                   11364                              10877
3/31/02                                                                    12301                              11354
6/30/02                                                                    12848                              10179
9/30/02                                                                    11684                               8452
12/31/02                                                                   11734                               9030
3/31/03                                                                    13287                               8661
6/30/03                                                                    13287                              10651

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EQUITY OFFICE        SIMON PROPERTY     EQUITY RESIDENTIAL     PROLOGIS     VORNADO
                          PROPERTIES TRUST     GROUP, INC.                                            REALTY TRUST
    -------------------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $9,026,769           6,104,487          5,858,809              4,050,610    4,033,218
    -------------------------------------------------------------------------------------------------------------------------
       % OF               7.44%                5.03               4.83                   3.34         3.32
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
The streetTRACKS Morgan Stanley Technology Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ending June 30, 2003, the Fund was up 10.14%, versus the Index return of 10.79%. Throughout the past year, there have been many negative factors affecting the economy, including the war with Iraq, lingering corporate accounting scandals, the threat of North Korean nuclear production, and fear over the SARS virus. Fortunately, many of these factors have recently subsided; coupled with some favorable tax changes, interest rate cuts and a very strong housing market, these events have allowed the U.S. economy to push back into positive territory.

The Information Technology sector, the dominant sector in the Index, contributed most significantly to the positive performance, with a return of 7.60% for the period, contributing almost 60% of the entire fund return. The Consumer Discretionary contributed to most of the remaining positive performance with a return of 53.75%.

Companies providing significant impact on returns were Yahoo!, Inc. (+122%), Juniper Networks, Inc. (+121%) and eBay, Inc. (+69%), each adding over 2 percentage points to the Fund's performance during the year ended June 30, 2003. Motorola, Inc. (-34%), Electronic Data Systems Corp. (-40%), and Solectron Corp. (-39%) had the strongest negative impact to the Index during the same period.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.



   PERFORMANCE AS OF JUNE 30, 2003

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          10.14%       10.12%           10.79%                       0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -61.45%      -61.45%          -61.14%                     -36.04%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    ------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          10.14%       10.12%           10.79%                       0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -29.29%      -29.29%          -29.08%                     -15.00%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY TECHNOLOGY INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                 MORGAN STANLEY TECHNOLOGY           (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                                 -------------------------          -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9725                               9969
12/31/00                                                                    6876                               8882
3/31/01                                                                     5391                               7629
6/30/01                                                                     5948                               8039
9/30/01                                                                     3839                               6847
12/31/01                                                                    5203                               7508
3/31/02                                                                     4663                               7447
6/30/02                                                                     3404                               6353
9/30/02                                                                     2444                               5290
12/31/02                                                                    2944                               5723
3/31/03                                                                     2941                               5542
6/30/03                                                                     3749                               6376

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        YAHOO!, INC.     EMC CORP.      COMPUTER ASSOCIATES    VERITAS        JUNIPER
                                                          INTERNATIONAL, INC.    SOFTWARE       NETWORKS, INC.
                                                                                 CORP.
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,545,944       1,372,156      1,370,799              1,362,484      1,360,180
    ----------------------------------------------------------------------------------------------------------------------
       % OF               4.44%            3.94           3.93                   3.91           3.90
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY INTERNET FUND
The streetTRACKS Morgan Stanley Internet Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Internet Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ending June 30, 2003, the Fund was ahead 41.43%, versus the Index return of 44.08%. Throughout the past year, there have been many negative factors affecting the economy, including the war with Iraq, lingering corporate accounting scandals, the threat of North Korean nuclear production, and fear over the SARS virus. Fortunately, many of these factors have recently subsided; coupled with some favorable tax changes, interest rate cuts and a very strong housing market, these events have allowed the economy to push back into positive territory.

Information Technology, the Index's largest sector, contributed most significantly to the positive performance, with a return of +39.41%, contributing over 60% of the total fund's return. The Consumer Discretionary Sector's constituents within the Fund also contributed to the Fund's positive performance, accounting for another 30% to the total fund return.

Amazon.com, Inc. (+124%), Expedia, Inc. (+157%), and Yahoo!, Inc. (+122%) were some of the top contributors to positive performance on the stock level. Each of these names was bolstered by a rebound from the long bear market as well as improved perceptions of the future. FreeMarkets, Inc. (-51%) and Overture Services, Inc. (-26%) contributed significantly on the downside, as each company reduced their guidance on their future results.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                                                                            DOW JONES LARGE CAP INDEX
                                      NET ASSET      MARKET         MORGAN STANLEY       (BROAD-BASED COMPARATIVE INDEX)
                                        VALUE        VALUE          INTERNET INDEX       -------------------------------
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          41.43%       49.29%              44.08%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -84.09%      -84.14%             -83.34%                      -36.04%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          41.43%       49.29%              44.08%                        0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -48.74%      -48.80%             -47.88%                      -15.00%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2003.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY INTERNET INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               MORGAN STANLEY INTERNET INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9539                               9969
12/31/00                                                                    4147                               8882
3/31/01                                                                     2423                               7629
6/30/01                                                                     2808                               8039
9/30/01                                                                     1226                               6847
12/31/01                                                                    1949                               7508
3/31/02                                                                     1675                               7447
6/30/02                                                                     1073                               6353
9/30/02                                                                      793                               5290
12/31/02                                                                    1100                               5723
3/31/03                                                                     1141                               5542
6/30/03                                                                     1518                               6376

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION   EXPEDIA,            INTERACTIVE          OVERTURE                           EMC
                     INC.                CORP.                SERVICES,           AMAZON.        CORP.
                                                              INC.                 COM,
                                                                                   INC.
    -----------------------------------------------------------------------------------------------------------
       MARKET        $241,132            240,308              240,078
       VALUE                                                                      237,878       234,308
    -----------------------------------------------------------------------------------------------------------
       % OF          4.61%               4.59                 4.59                 4.55          4.48
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS FORTUNE 500(R) INDEX FUND
The streetTRACKS FORTUNE 500 Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ending June 30, 2003, the Fund was down -0.77% versus the Index return of -0.50%. Throughout the past year, there have been many negative factors affecting the economy, including the war with Iraq, lingering corporate accounting scandals, the threat of North Korean nuclear production, and fear over the SARS virus. Fortunately, many of these factors have recently subsided; coupled with some favorable tax changes, interest rate cuts and a very strong housing market, these events have allowed the economy to push back into positive territory. This recent pickup can be seen in the 14.89% return for the Fortune 500 Index in the 2nd quarter.

Health Care sector constituents (+5.8%) within the Index were the top performing securities and largest contributors to performance over the last year. Pharmaceutical stocks in particular were strong performers during the year ended June 30, 2003. On the downside, Materials (-11.7%) was the worst performing sector during the period, but the small size of the sector muted its negative impact on the fund.

Amgen, Inc. (+57%) was the top contributors to the Fund's performance for the year ended June 30, 2003. Two other top contributors to return were Pharmaceutical companies including, Merck & Co., Inc. (+19.6%), and Eli Lilly & Co. (+22.3%). Nextel Communications, Inc. was notable for its high return during the period, gaining 563% due to improved operations and outlook. At the other end of the spectrum, American International Group (-19%) was a big detractor from return during the period. Tenet Health Care Corp. (-76%) was a notable detractor from performance despite the strong showing of the Healthcare sector. Tenet was beset with an SEC probe of its Medicare billing and other accounting practices.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    ---------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          -0.77%           -0.84%             -0.50%                      0.25%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -23.45%          -23.67%            -23.04%                    -26.80%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    ---------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET                                                    S&P 500 INDEX
                                        VALUE         MARKET VALUE   FORTUNE 500(R) INDEX (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          -0.77%           -0.84%             -0.50%                      0.25%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -9.36%           -9.45%             -9.18%                    -10.83%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30 2003.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      FORTUNE 500(R) INDEX FUND

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                 FORTUNE 500(R) INDEX FUND              COMPARATIVE INDEX)
                                                                 -------------------------          --------------------------
10/4/00                                                                    10000                              10000
12/31/00                                                                    9467                               9230
3/31/01                                                                     8516                               8136
6/30/01                                                                     8979                               8612
9/30/01                                                                     7763                               7348
12/31/01                                                                    8498                               8133
3/31/02                                                                     8562                               8156
6/30/02                                                                     7480                               7063
9/30/02                                                                     6228                               5843
12/31/02                                                                    6696                               6337
3/31/03                                                                     6467                               6137
6/30/03                                                                     7422                               7081

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL           MICROSOFT          PFIZER,            EXXON MOBIL      WAL-MART
                          ELECTRIC CO.      CORP.              INC.               CORP.            STORES,
                                                                                                   INC.
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,783,423        2,669,971          2,615,685          2,329,087        2,285,644
    -------------------------------------------------------------------------------------------------------------------
       % OF               3.46%             3.32               3.25               2.89             2.84
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS FORTUNE e-50(R) INDEX FUND
The streetTRACKS FORTUNE e-50 Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE e-50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

For the twelve months ending June 30, 2003, the Fund was up 22.73%, versus the Index return of 23.07%. Throughout the past year, there have been many negative factors affecting the economy, including the war with Iraq, lingering corporate accounting scandals, the threat of North Korean nuclear production, and fear over the SARS virus. Fortunately, many of these factors have recently subsided; coupled with some favorable tax changes, interest rate cuts and a very strong housing market, these events have allowed the U.S. economy to push back into positive territory.

The top performing sectors, Information Technology and Consumer Discretionary, which combined comprise over 80 percent of the weight of the Index, posted returns of 18.76% and 57.3%, respectively, over the last year. Although all of the sectors experienced positive returns for the year, those two sectors alone contributed about 97% of the overall performance to the entire fund.

On the stock level, InterActive Corp. (+68%), eBay, Inc. (+69%), and Yahoo!, Inc. (+122%) each posted very high gains in the period to help boost the overall fund return. Texas Instruments, Inc. (-26%), Siebel Systems, Inc. (-33%), and SBC Communications, Inc. (-16%), on the other hand, posted the lowest performance with the Index during the year ended June 30, 2003.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

   PERFORMANCE AS OF JUNE 30, 2003

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET      FORTUNE E-50(R)        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          22.73%       21.80%           23.07%                       0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -66.74%      -67.01%          -66.57%                     -33.34%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2003.

    -------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ----------------------------------------------------------------------------------
                                      NET ASSET                                      DOW JONES LARGE CAP INDEX (BROAD-
                                        VALUE     MARKET VALUE FORTUNE E-50(R) INDEX      BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 06/30/03          22.73%       21.80%            23.07%                       0.35%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -33.28%      -33.48%           -33.15%                     -13.85%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2003.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT FORTUNE e-50(R) INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                 FORTUNE E-50(R) INDEX FUND                   INDEX)
                                                                 --------------------------         -------------------------
10/4/00                                                                    10000                              10000
12/31/00                                                                    5885                               8937
3/31/01                                                                     4128                               7676
6/30/01                                                                     4780                               8089
9/30/01                                                                     3059                               6890
12/31/01                                                                    4002                               7554
3/31/02                                                                     3584                               7494
6/30/02                                                                     2521                               6393
9/30/02                                                                     1949                               5322
12/31/02                                                                    2401                               5759
3/31/03                                                                     2453                               6416
6/30/03                                                                     3094                               6416

   TOP FIVE HOLDINGS AS OF JUNE 30, 2003

    -------------------------------------------------------------------------------------------------------
       DESCRIPTION        INTERACTIVE     CISCO            EBAY,         INTEL         ORACLE
                          CORP            SYSTEMS, INC.    INC.          CORP.         CORP.
    -------------------------------------------------------------------------------------------------------
      MARKET VALUE        $798,246        749,431          623,517       520,535       478,480
    -------------------------------------------------------------------------------------------------------
       % OF               8.73%           8.20             6.82          5.69          5.23
       NET ASSETS
    -------------------------------------------------------------------------------------------------------

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.5%
Lockheed Martin Corp. .................     2,173  $   103,370
                                                   -----------
AIRLINES -- 0.3%
Southwest Airlines Co. ................     4,228       72,722
                                                   -----------
BANKS (MAJOR REGIONAL) -- 0.8%
Fifth Third Bancorp....................     2,935      168,293
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 1.1%
Anheuser-Busch Cos., Inc. .............     5,009      255,709
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.9%
Coca-Cola Enterprises, Inc. ...........     1,442       26,172
The Coca-Cola Co. .....................    13,667      634,286
                                                   -----------
                                                       660,458
                                                   -----------
BIOTECHNOLOGY -- 2.3%
Amgen, Inc. (a)........................     7,082      470,528
MedImmune, Inc. (a)....................     1,460       53,100
                                                   -----------
                                                       523,628
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 3.7%
Clear Channel Communications, Inc.
  (a)..................................     3,386      143,532
Comcast Corp. (Class A)................     8,135      245,514
Comcast Corp. (Class A) Special........     5,361      154,558
Cox Communications, Inc. (Class A)
  (a)..................................     1,230       39,237
Fox Entertainment Group, Inc. (a)......       319        9,181
General Motors Corp. (Class H) (a).....     5,617       71,954
Liberty Media Corp. (Class A) (a)......    15,001      173,412
                                                   -----------
                                                       837,388
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.0%
AT&T Wireless Services, Inc. (a).......    13,662      112,165
Nextel Communications, Inc. (Class A)
  (a)..................................     6,019      108,824
                                                   -----------
                                                       220,989
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.0%
Lucent Technologies, Inc. (a)..........    24,579       49,895
QUALCOMM, Inc. ........................     4,762      170,242
                                                   -----------
                                                       220,137
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
KLA-Tencor Corp. (a)...................     1,158       53,835
                                                   -----------
COMPUTERS (HARDWARE) -- 5.8%
Dell Computer Corp. (a)................    13,602      434,720
International Business Machines
  Corp. ...............................    10,420      859,650
                                                   -----------
                                                     1,294,370
                                                   -----------
COMPUTERS (NETWORKING) -- 3.1%
Cisco Systems, Inc. (a)................    42,351      706,838
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.6%
EMC Corp. (a)..........................    13,264      138,874
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 9.2%
eBay, Inc. (a).........................     1,287      134,080
Intuit, Inc. (a).......................     1,156       51,477
Microsoft Corp. (a)....................    55,630    1,424,684
Oracle Corp. (a).......................    24,037      288,925
VERITAS Software Corp. (a).............     2,521       72,277
Yahoo!, Inc. (a).......................     3,095      101,392
                                                   -----------
                                                     2,072,835
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COSMETICS & TOILETRIES -- 0.4%
Avon Products, Inc. ...................     1,424  $    88,573
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.0%
Cardinal Health, Inc. .................     2,708      174,124
Wm. Wrigley Jr., Co. ..................       891       50,101
                                                   -----------
                                                       224,225
                                                   -----------
ELECTRICAL EQUIPMENT -- 7.6%
General Electric Co. ..................    60,044    1,722,062
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.2%
Agilent Technologies, Inc. (a).........     2,626       51,338
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 5.6%
Analog Devices, Inc. (a)...............     2,209       76,917
Intel Corp. ...........................    39,399      818,869
Linear Technology Corp. ...............     1,916       61,714
Maxim Integrated Products, Inc. (a)....     1,969       67,320
Texas Instruments, Inc. ...............    10,488      184,589
Xilinx, Inc. (a).......................     2,070       52,392
                                                   -----------
                                                     1,261,801
                                                   -----------
ENTERTAINMENT -- 5.1%
AOL Time Warner, Inc. (a)..............    25,793      415,009
Harley-Davidson, Inc. .................     1,834       73,103
The Walt Disney Co. ...................    12,252      241,977
Viacom, Inc. (Class A) (a).............       265       11,581
Viacom, Inc. (Class B) (a).............     9,129      398,572
                                                   -----------
                                                     1,140,242
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.7%
Applied Materials, Inc. (a)............     9,859      156,364
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.5%
SLM Corp. .............................     2,793      109,402
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 4.1%
Johnson & Johnson, Inc. ...............    17,906      925,740
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 10.0%
Alcon, Inc. ...........................       474       21,662
Eli Lilly & Co. .......................     5,768      397,819
Forest Laboratories, Inc. (a)..........     2,180      119,355
Genentech, Inc. (a)....................     1,287       92,818
Pfizer, Inc. ..........................    47,602    1,625,608
                                                   -----------
                                                     2,257,262
                                                   -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA, Inc. .............................     2,770       88,751
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 1.7%
Anthem, Inc. (a).......................       839       64,729
St. Jude Medical, Inc. (a).............     1,091       62,732
UnitedHealth Group, Inc. ..............     3,639      182,860
Wellpoint Health Networks, Inc. (a)....       882       74,353
                                                   -----------
                                                       384,674
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.9%
Becton, Dickinson & Co. ...............     1,545       60,023
Boston Scientific Corp. ...............     1,767      107,964
Guidant Corp. .........................     1,879       83,409
Medtronic, Inc. .......................     7,299      350,133
Stryker Corp. .........................       843       58,479
                                                   -----------
                                                       660,008
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 3.9%
Colgate-Palmolive Co. .................     3,263  $   189,091
The Procter & Gamble Co. ..............     7,804      695,961
                                                   -----------
                                                       885,052
                                                   -----------
INSURANCE (MULTI-LINE) -- 3.4%
American International Group, Inc. ....    13,826      762,919
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
The Progressive Corp. .................     1,157       84,577
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.8%
The Charles Schwab Corp. ..............     6,182       62,376
The Goldman Sachs Group, Inc. .........     1,449      121,354
                                                   -----------
                                                       183,730
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 2.0%
3M Co. ................................     2,342      302,071
Danaher Corp. .........................       686       46,682
Illinois Tool Works, Inc. .............     1,596      105,097
                                                   -----------
                                                       453,850
                                                   -----------
METALS MINING -- 0.3%
Newmont Mining Corp. (Holding Co.).....     2,166       70,308
                                                   -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.7%
Schlumberger Ltd.......................     3,502      166,590
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.2%
Transocean, Inc. ......................     1,961       43,083
                                                   -----------
PUBLISHING -- 0.3%
The McGraw-Hill Cos., Inc. ............     1,157       71,734
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.3%
Tribune Co. ...........................     1,240       59,892
                                                   -----------
RESTAURANTS -- 0.3%
Starbucks Corp. (a)....................     2,383       58,431
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 2.9%
Lowe's Cos., Inc. .....................    .4,276      183,654
The Home Depot, Inc. ..................    13,809      457,354
                                                   -----------
                                                       641,008
                                                   -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. (a).................     1,608       70,623
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Kohl's Corp. (a).......................     1,821       93,563
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 5.2%
Costco Wholesale Corp. (a).............     2,758      100,943
Target Corp. ..........................     4,985      188,632
Wal-Mart Stores, Inc. .................    16,328      876,324
                                                   -----------
                                                     1,165,899
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL (SPECIALTY) -- 0.6%
Amazon.com, Inc. (a)...................     1,706  $    62,252
Bed Bath & Beyond Inc. ................     1,775       68,888
                                                   -----------
                                                       131,140
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.3%
The Gap, Inc. .........................     3,908       73,314
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.8%
Walgreen Co. ..........................     6,145      184,965
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
Omnicom Group, Inc. ...................     1,140       81,738
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
Apollo Group, Inc. (a).................       795       49,099
InterActiveCorp (a)....................     2,209       87,410
                                                   -----------
                                                       136,509
                                                   -----------
SERVICES (DATA PROCESSING) -- 1.3%
Concord EFS, Inc. (a)..................     2,951       43,439
First Data Corp. ......................     4,512      186,977
Paychex, Inc. .........................     2,058       60,320
                                                   -----------
                                                       290,736
                                                   -----------
TELEPHONE (LONG DISTANCE) -- 0.4%
AT&T Corp. ............................     4,749       91,418
                                                   -----------
TRUCKING -- 1.3%
FedEx Corp. ...........................     1,679      104,148
United Parcel Service, Inc. (Class
  B)...................................     3,080      196,196
                                                   -----------
                                                       300,344
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $21,431,510).........................             22,501,311
                                                   -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $52,087)..................    52,087       52,087
                                                   -----------
TOTAL INVESTMENTS -- 100.1% (Cost
  $21,483,597).........................             22,553,398
OTHER ASSETS AND
  LIABILITIES -- (0.1)%................                (11,742)
                                                   -----------
NET ASSETS -- 100.0%...................            $22,541,656
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 1.2%
General Dynamics Corp. ................     2,781  $   201,623
The Boeing Co. ........................     9,976      342,376
                                                   -----------
                                                       543,999
                                                   -----------
ALUMINUM -- 0.7%
Alcoa, Inc. ...........................    11,893      303,271
                                                   -----------
AUTOMOBILES -- 1.2%
Ford Motor Co. ........................    24,684      271,277
General Motors Corp. ..................     7,454      268,344
                                                   -----------
                                                       539,621
                                                   -----------
BANKS (MAJOR REGIONAL) -- 10.9%
Bank One Corp. ........................    16,242      603,878
BB&T Corp. ............................     6,629      227,375
Comerica, Inc. ........................     2,476      115,134
FleetBoston Financial Corp. ...........    14,656      435,430
KeyCorp................................     5,961      150,634
M&T Bank Corp. ........................     1,457      122,709
Mellon Financial Corp. ................     6,075      168,581
National City Corp. ...................     8,609      281,600
Northern Trust Corp. ..................     2,674      111,746
PNC Financial Services Group...........     3,991      194,801
SouthTrust Corp. ......................     4,797      130,478
SunTrust Banks, Inc. ..................     3,405      202,053
The Bank of New York Co., Inc. ........    10,299      296,096
U.S. Bancorp...........................    26,805      656,723
Wells Fargo & Co. .....................    23,476    1,183,190
                                                   -----------
                                                     4,880,428
                                                   -----------
BANKS (MONEY CENTER) -- 5.4%
Bank of America Corp. .................    20,982    1,658,208
Wachovia Corp. ........................    18,840      752,846
                                                   -----------
                                                     2,411,054
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.4%
PepsiCo, Inc. .........................    24,075    1,071,337
                                                   -----------
BUILDING MATERIALS GROUP -- 0.4%
Masco Corp. ...........................     6,719      160,248
                                                   -----------
CHEMICALS -- 2.2%
E. I. du Pont de Nemours & Co. ........    13,904      578,962
The Dow Chemical Co. ..................    12,735      394,276
                                                   -----------
                                                       973,238
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 0.3%
PPG Industries, Inc. ..................     2,401      121,827
                                                   -----------
COMPUTERS (HARDWARE) -- 1.8%
Hewlett-Packard Co. ...................    38,384      817,579
                                                   -----------
CONSUMER FINANCE -- 0.7%
MBNA Corp. ............................    15,799      329,251
                                                   -----------
ELECTRIC COMPANIES -- 4.4%
American Electric Power Co., Inc. .....     5,568      166,093
Dominion Resources, Inc. ..............     4,520      290,500
Duke Energy Corp. .....................    12,683      253,026
Entergy Corp. .........................     3,183      167,999
Exelon Corp. ..........................     4,549      272,076
FirstEnergy Corp. .....................     4,196      161,336
FPL Group, Inc. .......................     2,567      171,604

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Progress Energy, Inc. .................     3,400  $   149,260
The Southern Co. ......................    10,167      316,804
                                                   -----------
                                                     1,948,698
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.7%
Emerson Electric Co. ..................     5,929      302,972
                                                   -----------
ELECTRONICS (DEFENSE) -- 0.4%
Raytheon Co. ..........................     5,770      189,487
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 15.5%
American Express Co. ..................    16,196      677,155
Citigroup, Inc. .......................    72,096    3,085,709
Equity Office Properties Trust.........     5,678      153,363
Fannie Mae.............................    13,728      925,816
Freddie Mac............................     9,709      492,926
J.P. Morgan Chase & Co. ...............    28,441      972,113
Morgan Stanley.........................    13,861      592,558
                                                   -----------
                                                     6,899,640
                                                   -----------
FOODS -- 2.2%
Campbell Soup Co. .....................     4,001       98,024
ConAgra Foods, Inc. ...................     7,568      178,605
General Mills, Inc. ...................     5,182      245,679
H.J. Heinz Co. ........................     4,947      163,152
Kellogg Co. ...........................     3,307      113,661
Sara Lee Corp. ........................    11,006      207,023
                                                   -----------
                                                     1,006,144
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 3.7%
Abbott Laboratories....................    20,524      898,130
Bristol-Myers Squibb Co. ..............    27,130      736,580
                                                   -----------
                                                     1,634,710
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 7.0%
Merck & Co., Inc. .....................    31,439    1,903,631
Schering-Plough Corp. .................    20,506      381,412
Wyeth..................................    18,564      845,590
                                                   -----------
                                                     3,130,633
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.8%
Kimberly-Clark Corp. ..................     7,112      370,820
                                                   -----------
INSURANCE BROKERS -- 0.9%
Marsh & McLennan Cos., Inc. ...........     7,486      382,310
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.8%
John Hancock Financial Services,
  Inc. ................................     4,081      125,409
MetLife, Inc. .........................     4,185      118,519
The Principal Financial Group, Inc.
  (a)..................................     3,945      127,227
                                                   -----------
                                                       371,155
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.6%
Loews Corp. ...........................     2,192      103,660
The Hartford Financial Services Group,
  Inc. ................................     3,603      181,447
                                                   -----------
                                                       285,107
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.9%
The Allstate Corp. ....................     9,206      328,194
The Chubb Corp. .......................     2,412      144,720
Travelers Property Casualty Corp. Class
  A....................................     7,104      112,954
Travelers Property Casualty Corp. Class
  B....................................     6,380      100,613
Xl Capital Ltd. Class A................     1,914      158,862
                                                   -----------
                                                       845,342
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
INVESTMENT BANKING/BROKERAGE -- 1.9%
Lehman Brothers Holdings, Inc. ........     3,417  $   227,162
Merrill Lynch & Co., Inc. .............    12,976      605,720
                                                   -----------
                                                       832,882
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.4%
Carnival Corp. ........................     5,045      164,013
                                                   -----------
MACHINERY (DIVERSIFIED) -- 0.6%
Caterpillar, Inc. .....................     4,849      269,895
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 1.9%
Honeywell International, Inc. .........    11,989      321,905
Tyco International Ltd. ...............    27,923      529,978
                                                   -----------
                                                       851,883
                                                   -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
Pitney Bowes, Inc. ....................     3,303      126,868
                                                   -----------
OIL (DOMESTIC INTEGRATED) -- 0.4%
Occidental Petroleum Corp. ............     5,305      177,983
                                                   -----------
OIL (INTERNATIONAL INTEGRATED) -- 11.4%
ChevronTexaco Corp. ...................    14,967    1,080,618
ConocoPhillips.........................     9,459      518,353
Devon Energy Corp. ....................     2,688      143,539
Exxon Mobil Corp. .....................    93,679    3,364,013
                                                   -----------
                                                     5,106,523
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Halliburton Co. .......................     6,142      141,266
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co. ...............     6,200      221,526
                                                   -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. .....................     4,041      110,521
                                                   -----------
RAILROADS -- 0.8%
Burlington Northern Santa Fe Corp. ....     5,254      149,424
Union Pacific Corp. ...................     3,562      206,667
                                                   -----------
                                                       356,091
                                                   -----------
RESTAURANTS -- 0.9%
McDonald's Corp. ......................    17,729      391,102
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.3%
Sears, Roebuck & Co. ..................     3,712  $   124,872
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.3%
CVS Corp. .............................     5,535      155,146
                                                   -----------
RETAIL STORES (FOOD CHAINS) -- 0.5%
Albertson's, Inc. .....................     4,146       79,603
Safeway, Inc. (a)......................     6,252      127,916
                                                   -----------
                                                       207,519
                                                   -----------
SAVINGS & LOAN COMPANIES -- 1.2%
Washington Mutual, Inc. ...............    12,961      535,289
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 0.3%
Electronic Data Systems Corp. .........     6,625      142,106
                                                   -----------
TELEPHONE -- 8.1%
ALLTEL Corp. ..........................     4,383      211,348
BellSouth Corp. .......................    25,862      688,705
SBC Communications, Inc. ..............    46,532    1,188,893
Verizon Communications, Inc. ..........    38,248    1,508,884
                                                   -----------
                                                     3,597,830
                                                   -----------
TELEPHONE (LONG DISTANCE) -- 0.4%
Sprint Corp. ..........................    12,584      181,210
                                                   -----------
TOBACCO -- 2.9%
Altria Group, Inc. ....................    28,378    1,289,496
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $48,306,499).........................             44,502,892
                                                   -----------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class Prime
  Fund (Cost $257,140).................    257,140     257,140
                                                   -----------
TOTAL INVESTMENTS -- 100.3% (Cost
  $48,563,639).........................             44,760,032
OTHER ASSETS AND
  LIABILITIES -- (0.3)%................               (143,930)
                                                   -----------
NET ASSETS -- 100.0%...................            $44,616,102
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.5%
AEROSPACE/DEFENSE -- 0.8%
Alliant Techsystems, Inc. (a)..........     2,486   $   129,048
Curtiss-Wright Corp. (Class B).........       200        12,460
                                                    -----------
                                                        141,508
                                                    -----------
AIRLINES -- 0.6%
Continental Airlines, Inc. (Class B)
  (a)..................................     4,249        63,608
Northwest Airlines Corp. (Class A)
  (a)..................................     3,662        41,344
                                                    -----------
                                                        104,952
                                                    -----------
AUTO PARTS & EQUIPMENT -- 1.1%
Gentex Corp. (a).......................     4,914       150,417
Superior Industries International,
  Inc. ................................     1,277        53,251
                                                    -----------
                                                        203,668
                                                    -----------
BANKS (REGIONAL) -- 3.2%
East West Bancorp, Inc. ...............     1,543        55,764
Investors Financial Services Corp. ....     3,959       114,851
Park National Corp. ...................       720        82,260
Silicon Valley Bancshares (a)..........     2,309        54,977
Southwest Bancorporation of Texas, Inc.
  (a)..................................     2,061        67,003
Texas Regional Bancshare, Inc. ........     1,743        60,482
UCBH Holdings, Inc. ...................     2,717        77,923
Westamerica Bancorp....................     2,135        91,976
                                                    -----------
                                                        605,236
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.9%
Constellation Brands, Inc. (Class A)
  (a)..................................     5,318       166,985
                                                    -----------
BIOTECHNOLOGY -- 3.8%
Abgenix, Inc. (a)......................     4,977        52,209
Alexion Pharmaceuticals, Inc. (a)......     1,177        20,068
Applera Corp-Celera Genomics Group
  (a)..................................     4,622        47,699
Biosite, Inc. (a)......................       969        46,609
Cell Genesys, Inc. (a).................     2,105        18,187
CV Therapeutics, Inc. (a)..............     1,707        50,629
Enzon, Inc. (a)........................     2,448        30,649
Gene Logic, Inc. (a)...................     2,007        11,982
Immunomedics, Inc. ....................     2,561        16,160
Incyte Genomics, Inc. (a)..............     4,325        20,068
Myriad Genetics, Inc. (a)..............     1,540        20,959
NPS Pharmaceuticals, Inc. (a)..........     2,269        55,227
OSI Pharmaceuticals, Inc. (a)..........     2,337        75,275
Protein Design Labs, Inc. (a)..........     6,033        84,341
Regeneron Pharmaceuticals, Inc. (a)....     2,053        32,335
SangStat Medical Corp. (a).............     1,704        22,305
Transkaryotic Therapies, Inc. (a)......     1,646        18,995
Trimeris, Inc. (a).....................     1,379        62,993
XOMA Ltd. (a)..........................     4,654        24,806
                                                    -----------
                                                        711,496
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.0%
Cox Radio, Inc. (Class A) (a)..........     2,256        52,136
Insight Communications Co., Inc. (Class
  A) (a)...............................     3,270        43,098
Sinclair Broadcast Group, Inc. (a).....     2,094        24,311
UnitedGlobalCom, Inc. (Class A) (a)....     6,786        35,084
Young Broadcasting, Inc. (Class A)
  (a)..................................     1,136        24,004
                                                    -----------
                                                        178,633
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.8%
Nextel Partners, Inc. (Class A) (a)....     6,940   $    50,662
United States Cellular Corp. (a).......     1,915        48,737
Western Wireless Corp. (a).............     4,641        53,510
                                                    -----------
                                                        152,909
                                                    -----------
CHEMICALS (SPECIALTY) -- 1.1%
Cabot Microelectronics Corp. ..........     1,561        78,784
Valspar Corp. .........................     3,005       126,871
                                                    -----------
                                                        205,655
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
ADTRAN, Inc. (a).......................     1,339        68,677
Finisar Corp. .........................     9,829        15,235
Inter-Tel, Inc. .......................     1,185        25,146
RF Micro Devices, Inc. (a).............    11,830        71,217
Sycamore Networks, Inc. (a)............    12,997        49,778
Tekelec (a)............................     3,264        36,883
                                                    -----------
                                                        266,936
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.5%
Brooks Automation, Inc. (a)............     2,213        25,096
Lattice Semiconductor Corp. ...........     6,831        56,219
Mindspeed Technologies Inc. (a)........     5,770        15,579
                                                    -----------
                                                         96,894
                                                    -----------
COMPUTERS (HARDWARE) -- 1.2%
Computer Network Technology Corp.
  (a)..................................     1,595        12,920
Concurrent Computer Corp. (a)..........     3,813        11,134
Echelon Corp. (a)......................     1,921        26,452
McDATA Corp. (Class A) (a).............     5,235        76,797
McDATA Corp. (Class B) (a).............     1,418        20,561
National Instruments Corp. (a).........     2,185        82,549
                                                    -----------
                                                        230,413
                                                    -----------
COMPUTERS (NETWORKING) -- 0.4%
Integrated Device Technology, Inc.
  (a)..................................     6,669        73,692
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.6%
Advanced Digital Information Corp.
  (a)..................................     4,003        39,990
Maxtor Corp. (a).......................    12,705        95,414
MICROS Systems, Inc. (a)...............     1,100        36,278
SanDisk Corp. (a)......................     4,456       179,800
Western Digital Corp. (a)..............    12,803       131,871
                                                    -----------
                                                        483,353
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 8.9%
Agile Software Corp. (a)...............     2,752        26,557
Ariba, Inc. (a)........................    16,030        47,609
CheckFree Corp. (a)....................     4,188       116,594
CNET Networks, Inc. (a)................     8,334        51,921
Dendrite International, Inc. (a).......     2,253        29,019
Documentum, Inc. (a)...................     3,160        62,157
E.piphany, Inc. (a)....................     4,757        24,308
Earthlink, Inc. (a)....................     9,114        71,910
Entrust, Inc. (a)......................     3,160         9,290
F5 Networks, Inc. (a)..................     1,446        24,365
Foundry Networks, Inc. (a).............     6,971       100,382
Hyperion Solutions Corp. (a)...........     2,254        76,095
Imation Corp. .........................     2,304        87,137
Informatica Corp. (a)..................     4,989        34,474
Internet Security Systems, Inc. (a)....     2,846        41,239

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Interwoven, Inc. (a)...................     5,504   $    12,219
Keynote Systems, Inc. (a)..............     1,256        13,163
Legato Systems, Inc. (a)...............     6,988        58,629
Macromedia, Inc. (a)...................     4,020        84,581
Macrovision Corp. (a)..................     2,682        53,426
MatrixOne, Inc. (a)....................     2,944        16,899
Mercury Computer System, Inc. (a)......     1,200        21,792
Micromuse, Inc. (a)....................     4,897        39,127
MRO Software, Inc. (a).................     1,164        10,045
NetIQ Corp. (a)........................     3,636        56,213
Overture Services, Inc. (a)............     3,368        61,062
Packeteer, Inc. (a)....................     1,899        29,567
PC-Tel, Inc. (a).......................     1,233        14,623
Perot Systems Corp. (Class A) (a)......     4,742        53,869
Quest Software, Inc. (a)...............     2,849        33,903
RadiSys Corp. (a)......................     1,290        17,028
Red Hat, Inc. (a)......................     8,826        66,813
Retek, Inc. (a)........................     3,056        19,558
S1 Corp. (a)...........................     4,272        17,259
SERENA Software, Inc. (a)..............     1,269        26,497
THQ, Inc. (a)..........................     2,457        44,226
TIBCO Software, Inc. (a)...............     5,375        27,359
Verity, Inc. (a).......................     2,225        28,169
Vignette Corp. (a).....................    16,368        34,045
WatchGuard Technologies, Inc. (a)......     1,642         7,553
webMethods, Inc. (a)...................     3,018        24,536
                                                    -----------
                                                      1,675,218
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.9%
Blyth, Inc. ...........................     2,176        59,187
Fossil, Inc. (a).......................     1,591        37,484
Lancaster Colony Corp. ................     1,837        71,019
                                                    -----------
                                                        167,690
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.8%
Performance Food Group Co. (a).........     2,935       108,595
Priority Healthcare Corp. (Class B)
  (a)..................................     2,040        37,842
                                                    -----------
                                                        146,437
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.2%
Benchmark Electronics, Inc. (a)........     1,592        48,970
Black Box Corp. (a)....................     1,248        45,177
C&D Technologies, Inc. ................     1,542        22,143
Power-One, Inc. (a)....................     4,659        33,312
Technitrol, Inc. ......................     2,256        33,953
Three-Five Systems, Inc. (a)...........     1,319         9,101
Veeco Instruments, Inc. (a)............     1,566        26,669
                                                    -----------
                                                        219,325
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.7%
Amphenol Corp. (a).....................     1,364        63,862
Varian Inc. (a)........................     2,185        75,754
                                                    -----------
                                                        139,616
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc. (a).....................     3,691        28,568
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRONICS (INSTRUMENT) -- 0.5%
Molecular Devices Corp. (a)............       961   $    15,289
Newport Corp. (a)......................     2,486        36,793
Trimble Navigation, Ltd. (a)...........     2,046        46,915
                                                    -----------
                                                         98,997
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 5.6%
Amkor Technology, Inc. (a).............     5,551        72,940
Conexant Systems, Inc. (a).............    17,310        70,971
Credence Systems Corp. (a).............     4,062        34,405
Cypress Semiconductor Corp. (a)........     7,397        88,764
DSP Group, Inc. (a)....................     1,773        38,173
GlobespanVirata, Inc. (a)..............     7,469        61,619
Integrated Circuit Systems, Inc. (a)...     4,498       141,372
Kopin Corp. (a)........................     4,251        26,016
Micrel Inc. ...........................     4,303        44,708
New Focus, Inc. (a)....................     3,594        13,442
PMC-Sierra, Inc. (a)...................    10,920       128,092
Semtech Corp. (a)......................     4,768        67,896
Silicon Image, Inc. (a)................     4,248        23,704
Silicon Laboratories, Inc. (a).........     2,078        55,358
Skyworks Solutions, Inc. (a)...........     8,888        60,172
Triquint Semiconductor, Inc. ..........     7,478        31,108
Vitesse Semiconductor Corp. ...........    13,216        65,023
Zoran Corp. (a)........................     1,757        33,752
                                                    -----------
                                                      1,057,515
                                                    -----------
ENGINEERING & CONSTRUCTION -- 1.3%
Dycom Industries, Inc. (a).............     3,066        49,976
EMCOR Group, Inc. (a)..................       965        47,632
Jacobs Engineering Group, Inc. (a).....     3,305       139,306
                                                    -----------
                                                        236,914
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.2%
Asyst Technologies, Inc. (a)...........     2,199        14,711
Cymer, Inc. (a)........................     2,206        69,622
Donaldson Co., Inc. ...................     2,809       124,860
LTX Corp. (a)..........................     2,636        22,722
                                                    -----------
                                                        231,915
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 0.8%
Markel Corp. (a).......................       555       142,080
                                                    -----------
FOODS -- 0.4%
American Italian Pasta Co. (Class A)
  (a)..................................     1,142        47,564
Hain Celestial Group, Inc. (a).........     1,735        27,743
                                                    -----------
                                                         75,307
                                                    -----------
FOOTWEAR -- 0.7%
Kenneth Cole Productions, Inc. (Class
  A) (a)...............................       546        10,642
Payless ShoeSource, Inc. (a)...........     4,077        50,962
The Timberland Co. (Class A) (a).......     1,229        64,965
                                                    -----------
                                                        126,569
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Aztar Corp. (a)........................     2,221        35,780
                                                    -----------
GAS & PIPELINE UTILITIES -- 0.4%
UGI Corp. .............................     2,549        80,803
                                                    -----------
HARDWARE & TOOLS -- 0.4%
The Scotts Co. (Class A) (a)...........     1,372        67,914
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 5.6%
Accredo Health, Inc. (a)...............     3,075   $    67,035
Cell Therapeutics, Inc. (a)............     1,864        18,137
Cubist Pharmaceuticals, Inc. (a).......     1,910        20,361
Human Genome Sciences, Inc. (a)........     7,748        98,554
ImClone Systems Inc. (a)...............     3,825       120,946
Ligand Pharmaceuticals, Inc. (Class B)
  (a)..................................     3,274        44,494
Medicis Pharmaceutical Corp. (Class A)
  (a)..................................     1,717        97,354
Nektar Therapeutics (a)................     3,418        31,548
Neurocrine Biosciences, Inc. (a).......     1,897        94,736
Noven Pharmaceuticals, Inc. (a)........     1,330        13,619
Pharmaceutical Resources, Inc. ........     2,151       104,668
Sepracor, Inc. (a).....................     5,424        97,795
SICOR, Inc. (a)........................     5,107       103,876
Taro Pharmaceutical Industries Ltd.
  (a)..................................     1,870       102,626
Tularik, Inc. (a)......................     2,862        28,448
                                                    -----------
                                                      1,044,197
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.2%
Province Healthcare Co. (a)............     2,972        32,900
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.8%
Mid Atlantic Medical Services, Inc.
  (a)..................................     2,992       156,482
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 5.3%
Alkermes, Inc. (a).....................     3,804        40,893
ArthroCare Corp. (a)...................     1,280        21,453
Beckman Coulter, Inc. .................     3,941       160,162
Bio Rad Laboratories, Inc. (a).........       900        49,815
Charles River Laboratories
  International, Inc. (a)..............     2,917        93,869
Cyberonics, Inc. (a)...................     1,014        21,811
Diagnostic Products Corp. .............     1,300        53,365
Henry Schein, Inc. (a).................     2,831       148,174
IDEXX Laboratories, Inc. (a)...........     2,208        74,056
Millipore Corp. .......................     2,937       130,315
PolyMedica Corp. (a)...................       754        34,526
ResMed, Inc. (a).......................     2,134        83,653
Respironics, Inc. (a)..................     2,180        81,794
                                                    -----------
                                                        993,886
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 1.9%
Cerner Corp. (a).......................     1,830        41,999
CuraGen Corp. (a)......................     2,432        13,498
FuelCell Energy, Inc. (a)..............     2,202        18,034
Impath, Inc. (a).......................       927        13,108
InterMune Inc. (a).....................     1,729        27,854
Maxygen, Inc. (a)......................     1,528        16,762
Orthodontics Centers of America, Inc.
  (a)..................................     2,948        23,613
Pharmaceutical Product Development,
  Inc. (a).............................     3,149        90,471
Renal Care Group, Inc. (a).............     3,119       109,820
                                                    -----------
                                                        355,159
                                                    -----------
HOMEBUILDING -- 1.4%
Catellus Development Corp. (a).........     5,085       111,870
KB HOME................................     2,461       152,533
                                                    -----------
                                                        264,403
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HOUSEHOLD FURNISHINGS & APPLIANCES -- 1.3%
Ethan Allen Interiors, Inc. ...........     2,133   $    74,996
Harman International Industries,
  Inc. ................................     2,068       163,662
                                                    -----------
                                                        238,658
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.4%
Church & Dwight Co., Inc. .............     2,571        84,149
                                                    -----------
INSURANCE BROKERS -- 1.0%
Brown & Brown, Inc. ...................     3,578       116,285
Hilb, Rogal and Hamilton Co. ..........     2,194        74,684
                                                    -----------
                                                        190,969
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.5%
StanCorp Financial Group, Inc. ........     1,879        98,121
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.4%
Jefferies Group, Inc...................     1,539        76,627
                                                    -----------
INVESTMENT MANAGEMENT -- 1.1%
Affiliated Managers Group, Inc. (a)....     1,239        75,517
Eaton Vance Corp. .....................     3,966       125,326
                                                    -----------
                                                        200,843
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.2%
International Speedway Corp. (Class
  A)...................................     1,438        56,815
JAKKS Pacific, Inc. (a)................     1,501        19,948
Monaco Coach Corp. (a).................     1,640        25,141
Polaris Industries, Inc. ..............     1,389        85,285
Winnebago Industries, Inc. ............     1,172        44,419
                                                    -----------
                                                        231,608
                                                    -----------
LODGING (HOTELS) -- 0.4%
Extended Stay America, Inc. (a)........     5,465        73,723
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.7%
MSC Industrial Direct Co., Inc. (Class
  A) (a)...............................     2,161        38,682
The Manitowoc Co., Inc. ...............     1,706        38,044
The Toro Co. ..........................     1,612        64,077
                                                    -----------
                                                        140,803
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.1%
Actuant Corp. (a)......................       749        35,443
Acuate Corp. (a).......................     3,352         9,318
AMETEK, Inc. ..........................     2,132        78,138
Carlisle Cos., Inc. ...................     1,977        83,350
                                                    -----------
                                                        206,249
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.0%
Briggs & Stratton Corp. ...............     1,318        66,559
Dionex Corp. (a).......................     1,252        49,767
Roper Industries, Inc. ................     2,110        78,492
                                                    -----------
                                                        194,818
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 1.2%
Equitable Resources, Inc. .............     4,036       164,427
Western Gas Resources, Inc. ...........     1,379        54,608
                                                    -----------
                                                        219,035
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.4%
United Stationers, Inc. (a)............     2,127        76,934
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
OIL & GAS (DRILLING & EQUIPMENT) -- 0.4%
Atwood Oceanics, Inc. (a)..............       700   $    19,005
Grey Wolf, Inc. (a)....................    11,665        47,127
                                                    -----------
                                                         66,132
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 2.7%
Evergreen Resources, Inc. (a)..........     1,165        63,271
Forest Oil Corp. (a)...................     2,636        66,217
Newfield Exploration Co. (a)...........     3,371       126,581
Noble Energy, Inc. ....................     3,499       132,262
Stone Energy Corp. (a).................     1,597        66,946
Tom Brown, Inc. (a)....................     1,814        50,411
                                                    -----------
                                                        505,688
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Rayonier, Inc. ........................     2,687        88,671
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.7%
Zebra Technologies Corp. (Class A)
  (a)..................................     1,797       135,116
                                                    -----------
PUBLISHING -- 0.4%
Meredith Corp. ........................     1,925        84,700
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.8%
McClatchy Co. .........................     1,259        72,544
Media General, Inc. ...................     1,310        74,932
                                                    -----------
                                                        147,476
                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 4.5%
CBL & Associates Properties, Inc. .....     1,663        71,509
CenterPoint Properties Corp. ..........     1,490        91,263
Chelsea Property Group, Inc. (a).......     2,614       105,370
Essex Property Trust, Inc. ............     1,240        70,990
Federal Realty Investment Trust........     2,943        94,176
Macerich Co. ..........................     3,362       118,107
Manufactured Home Communities, Inc. ...     1,272        44,660
Mills Corp. ...........................     1,974        66,228
The St. Joe Co. .......................     1,872        58,406
Weingarten Realty Investors............     3,114       130,477
                                                    -----------
                                                        851,186
                                                    -----------
RESTAURANTS -- 2.1%
CEC Entertainment, Inc. (a)............     1,749        64,591
Jack in the Box, Inc. (a)..............     2,261        50,420
P F Chang's China Bistro, Inc. (a).....     1,541        75,833
Papa John's International, Inc. (a)....       799        22,412
Sonic Corp. (a)........................     2,438        61,998
The Cheesecake Factory, Inc. (a).......     3,083       110,649
                                                    -----------
                                                        385,903
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.2%
Insight Enterprises, Inc. (a)..........     2,824        28,410
ValueVision Media, Inc. (Class A)
  (a)..................................     1,272        17,337
                                                    -----------
                                                         45,747
                                                    -----------
RETAIL (SPECIALTY) -- 3.0%
Advance Auto Parts, Inc. (a)...........     1,240        75,516
Barnes & Noble, Inc. (a)...............     3,068        70,717
Genesco, Inc. (a)......................     1,402        24,815
Guitar Center, Inc. (a)................       998        28,942
Linen 'n Things, Inc. (a)..............     2,847        67,218
Michaels Stores, Inc. (a)..............     4,310       164,038

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Nautilus Group, Inc. (a)...............     1,864   $    23,114
O'Reilly Automotive, Inc. (a)..........     3,135       104,678
                                                    -----------
                                                        559,038
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 1.9%
American Eagle Outfitters, Inc. (a)....     2,948        54,066
AnnTaylor Stores Corp. (a).............     2,881        83,405
Chicos FAS, Inc. (a)...................     5,542       116,659
Pacific Sunwear of California, Inc.
  (a)..................................     3,226        77,715
The Children's Place Retail Stores,
  Inc. (a).............................     1,713        34,020
                                                    -----------
                                                        365,865
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 1.2%
Krispy Kreme Doughnuts, Inc. (a).......     3,424       141,000
Panera Bread Co. (a)...................     1,794        71,760
Wild Oats Markets, Inc. (a)............     1,635        17,822
                                                    -----------
                                                        230,582
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.2%
NetBank, Inc. (a)......................     2,988        39,322
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 2.3%
ADVO, Inc. (a).........................     1,284        57,010
Catalina Marketing Corp. (a)...........     2,717        47,955
FTI Consulting, Inc. (a)...............     2,367        59,104
Harte-Hanks, Inc. .....................     4,531        86,089
Hudson Highland Group, Inc. (a)........       479         9,106
R.H. Donnelley Corp. ..................     1,869        68,162
The Corporate Executive Board Co.
  (a)..................................     2,442        98,974
                                                    -----------
                                                        426,400
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 5.4%
Arbitron, Inc. (a).....................     1,910        68,187
Copart, Inc. (a).......................     4,725        44,651
Corinthian Colleges, Inc. (a)..........     2,803       136,142
DeVry, Inc. (a)........................     3,922        91,343
Education Management Corp. (a).........     1,873        99,606
Getty Images, Inc. (a).................     2,770       114,401
ITT Educational Services, Inc. (a).....     2,894        84,650
Learning Tree International, Inc.
  (a)..................................       505         7,893
NCO Group, Inc. (a)....................     1,498        26,829
Prg Shultz International, Inc. (a).....     3,166        18,680
Rambus, Inc. (a).......................     6,266       103,828
Rent-A-Center, Inc. ...................     1,583       120,007
Sunrise Assisted Living, Inc. (a)......     1,219        27,281
Sylvan Learning Systems, Inc. (a)......     2,448        55,912
TeleTech Holdings, Inc. (a)............     2,393        10,122
                                                    -----------
                                                      1,009,532
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.6%
CACI International, Inc. (a)...........     1,855        63,627
Digital River, Inc. (a)................     1,590        30,687
MedQuist, Inc. (a).....................       746        15,099
                                                    -----------
                                                        109,413
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.9%
CSG Systems International, Inc. (a)....     3,379        47,745
Global Payments, Inc. .................     2,265        80,408
NDCHealth Corp. .......................     2,154        39,526
                                                    -----------
                                                        167,679
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TEXTILES (APPAREL) -- 0.2%
Quiksilver, Inc. (a)...................     1,779   $    29,336
                                                    -----------
TRUCKING -- 0.7%
Landstar Systems, Inc. (a).............     1,022        64,233
Swift Transportation Co., Inc. (a).....     3,549        66,082
                                                    -----------
                                                        130,315
                                                    -----------
TRUCKS & PARTS -- 0.4%
Oshkosh Truck Corp. ...................     1,073        63,650
Wabash National Corp. (a)..............     1,419        19,909
                                                    -----------
                                                         83,559
                                                    -----------
WASTE MANAGEMENT -- 0.9%
Stericycle, Inc. (a)...................     2,634       101,357
Waste Connections, Inc. (a)............     1,825        63,966
                                                    -----------
                                                        165,323
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $18,970,300)...................              18,659,525
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime
  Fund (Cost $88,572)..................    88,572   $    88,572
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $19,058,872)...................              18,748,097
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                  (1,578)
                                                    -----------
NET ASSETS -- 100.0%...................             $18,746,519
                                                    ===========

(a) Non-income producing security
(b) Amount is less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 0.7%
AAR Corp. ............................      3,861   $    27,259
Precision Castparts Corp. ............      6,645       206,659
                                                    -----------
                                                        233,918
                                                    -----------
AGRICULTURE -- 0.8%
Corn Products International, Inc. ....      4,260       127,928
Universal Corp. ......................      3,212       135,867
                                                    -----------
                                                        263,795
                                                    -----------
AIR FREIGHT -- 0.4%
Airborne, Inc.........................      6,248       130,583
                                                    -----------
AIRLINES -- 1.1%
AirTran Holdings, Inc. (a)............      9,289        97,256
Alaska Air Group, Inc. (a)............      3,066        65,766
AMR Corp. (a).........................     20,100       221,100
                                                    -----------
                                                        384,122
                                                    -----------
AUTO PARTS & EQUIPMENT -- 2.3%
ArvinMeritor, Inc. ...................      8,260       166,687
Cooper Tire & Rubber Co. .............      9,351       164,484
Snap-on, Inc. ........................      6,813       197,781
The Goodyear Tire & Rubber Co. .......     19,800       103,950
Tower Automotive, Inc. (a)............      5,992        21,931
Visteon Corp. ........................     15,991       109,858
                                                    -----------
                                                        764,691
                                                    -----------
BANKS (REGIONAL) -- 11.7%
AMCORE Financial, Inc. ...............      3,171        73,821
BancorpSouth, Inc. ...................      9,296       193,822
Bank of Hawaii Corp. .................      7,707       255,487
BSB Bancorp, Inc. ....................      1,159        28,766
Chittenden Corp. .....................      4,445       121,571
Citizens Banking Corp. ...............      5,053       135,269
Colonial BancGroup, Inc. .............     15,055       208,813
Commercial Federal Corp. .............      5,704       120,925
Community First Bankshares, Inc. .....      4,956       135,299
Cullen/Frost Bankers, Inc. ...........      6,518       209,228
First Midwest Bancorp, Inc. ..........      5,970       171,996
FirstMerit Corp. .....................      9,264       211,775
Fulton Financial Corp. ...............     13,445       267,152
GBC Bancorp...........................      1,392        53,453
Hudson United Bancorp.................      5,609       191,547
Independence Community Bank Corp. ....      6,388       180,269
Old National Bancorp..................      8,025       184,575
Provident Bankshares Corp. ...........      3,139        79,762
Provident Financial Corp. ............      3,858        98,880
Republic Bancorp, Inc. ...............      7,428        99,684
Sky Financial Group, Inc. ............     11,231       243,937
South Financial Group, Inc. ..........      6,046       141,053
Sterling Bancshares, Inc. ............      5,592        73,143
Trustmark Corp. ......................      6,625       168,739
United Bankshares, Inc. ..............      5,331       152,733
Whitney Holding Corp. ................      5,095       162,887
                                                    -----------
                                                      3,964,586
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.4%
PepsiAmericas, Inc. ..................     10,300       129,368
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BROADCASTING (TV, RADIO & CABLE) -- 0.2%
Hearst-Argyle Television, Inc. (a)....      3,351   $    86,791
                                                    -----------
BUILDING MATERIALS GROUP -- 0.3%
Lafarge North America, Inc. ..........      3,721       114,979
                                                    -----------
CHEMICALS -- 1.1%
Georgia Gulf Corp. ...................      3,971        78,626
Lyondell Chemical Co. ................     20,653       279,435
                                                    -----------
                                                        358,061
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.8%
FMC Corp. (a).........................      4,527       102,446
Olin Corp. ...........................      7,496       128,182
Solutia, Inc..........................     13,611        29,672
                                                    -----------
                                                        260,300
                                                    -----------
CHEMICALS (SPECIALTY) -- 3.6%
A. Schulman, Inc. ....................      3,718        59,711
Crompton Corp. .......................     14,793       104,291
Cytec Industries, Inc. (a)............      4,864       164,403
Ferro Corp. ..........................      5,262       118,553
Great Lakes Chemical Corp. ...........      4,988       101,755
H.B. Fuller Co. ......................      3,576        78,744
Hercules, Inc. (a)....................     12,743       126,156
Lubrizol Corp. .......................      5,697       176,550
Millennium Chemicals, Inc. ...........      8,247        78,429
RPM, Inc. ............................     14,750       202,812
                                                    -----------
                                                      1,211,404
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.4%
Arris Group, Inc. (a).................      5,000        24,800
Cable Design Technologies Corp. (a)...      5,400        38,610
REMEC, Inc. (a).......................      6,100        42,456
Stratex Networks, Inc. (a)............      8,600        27,520
                                                    -----------
                                                        133,386
                                                    -----------
COMPUTERS (HARDWARE) -- 0.2%
MRV Communications, Inc. (a)..........     12,997        26,124
Silicon Graphics, Inc. (a)............     24,976        28,473
                                                    -----------
                                                         54,597
                                                    -----------
COMPUTERS (NETWORKING) -- 0.8%
Avaya Inc. (a)........................     40,300       260,338
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.4%
Oak Technology, Inc. (a)..............      7,100        44,091
Quantum Corp. (a).....................     21,950        88,897
                                                    -----------
                                                        132,988
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 1.6%
Ascential Software Corp. (a)..........      7,625       125,355
Manugistics Group, Inc. (a)...........      6,700        27,537
Novell, Inc. (a) .....................     47,361       145,872
Parametric Technology Corp. (a).......     34,100       104,005
Pharmacopeia, Inc. (a)................      3,000        24,750
RSA Security, Inc. (a)................      7,500        80,625
Systems & Computer Technology Corp.
  (a).................................      4,300        38,700
                                                    -----------
                                                        546,844
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
CONSTRUCTION -- 0.4%
Granite Construction, Inc. ...........      4,200   $    80,472
Texas Industries, Inc. ...............      2,577        61,333
                                                    -----------
                                                        141,805
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.5%
American Greetings Corp. (Class A)
  (a).................................      7,947       156,079
                                                    -----------
CONTAINERS (METALS & GLASS) -- 1.2%
Crown Holdings, Inc. .................     19,101       136,381
Owens-Illinois, Inc. (a)..............     19,000       261,630
                                                    -----------
                                                        398,011
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. .....................      1,880        41,078
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH)--0.1%
PSS World Medical, Inc. (a)...........      8,831        50,778
                                                    -----------
ELECTRIC COMPANIES -- 5.5%
Allegheny Energy, Inc. ...............     16,261       137,406
ALLETE, Inc. .........................      9,764       259,234
Avista Corp. .........................      5,821        82,367
Black Hills Corp. ....................      3,828       117,520
Cleco Corp. ..........................      6,072       105,167
CMS Energy Corp. .....................     17,400       140,940
El Paso Electric Co. (a)..............      6,353        78,333
Hawaiian Electric Industries, Inc. ...      4,791       219,667
IDACORP, Inc. ........................      4,849       127,286
Mirant Corp. (a)......................     51,900       150,510
OGE Energy Corp. .....................     10,230       218,615
PNM Resources, Inc. ..................      5,031       134,579
Sierra Pacific Resources..............     15,112        89,765
                                                    -----------
                                                      1,861,389
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.9%
Acuity Brands, Inc. ..................      4,900        89,033
Checkpoint Systems, Inc. (a)..........      4,160        58,864
Cohu, Inc. ...........................      2,538        39,593
Thomas & Betts Corp. (a)..............      7,332       105,947
                                                    -----------
                                                        293,437
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.5%
GrafTech International Ltd. (a).......      7,100        38,695
KEMET Corp. ..........................     10,964       110,736
Pioneer Standard Electronics, Inc. ...      3,823        32,419
                                                    -----------
                                                        181,850
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.7%
Methode Electronics, Inc. (Class A)...      4,443        47,762
PerkinElmer, Inc. ....................     14,913       205,949
                                                    -----------
                                                        253,711
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 0.4%
Adaptec, Inc. (a).....................     13,600       105,808
ESS Technology, Inc. (a)..............      3,783        36,884
                                                    -----------
                                                        142,692
                                                    -----------
ENGINEERING & CONSTRUCTION--0.1%
McDermott International, Inc. (a).....      7,143        45,215
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 13.9%
Annaly Mortgage Management, Inc. .....     12,103       240,971
Arden Realty, Inc. ...................      8,295       215,255

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Brandywine Realty Trust...............      4,842   $   119,210
BRE Properties, Inc. (Class A)........      5,573       185,024
Camden Property Trust.................      4,926       172,164
Capital Automotive REIT...............      3,337        93,403
CarrAmerica Realty Corp. .............      6,633       184,464
Cousins Properties, Inc. .............      4,905       136,849
Developers Diversified Realty
  Corp. ..............................      9,848       280,077
Equity Inns, Inc. ....................      4,976        34,334
FelCor Lodging Trust, Inc. ...........      5,825        45,726
Glenborough Realty Trust, Inc. .......      3,506        67,140
Health Care Property Investors,
  Inc. ...............................      7,802       330,415
Healthcare Realty Trust, Inc. ........      5,313       154,874
Highwoods Properties, Inc. ...........      6,471       144,303
Hospitality Properties Trust..........      7,329       229,031
HRPT Properties Trust.................     16,697       153,612
Kilroy Realty Corp. ..................      3,319        91,273
Mack-Cali Realty Corp. ...............      6,812       247,821
MeriStar Hospitality Corp. ...........      5,309        27,288
Post Properties, Inc. ................      4,506       119,409
Prentiss Properties Trust.............      4,726       141,733
Providian Financial Corp. (a).........     37,200       344,472
Realty Income Corp. ..................      4,400       167,552
Reckson Associates Realty Corp. ......      6,829       142,453
RFS Hotel Investors, Inc. ............      3,789        46,680
SL Green Realty Corp. ................      3,942       137,536
Thornburg Mortgage, Inc. .............      7,700       190,190
United Dominion Realty Trust, Inc. ...     14,313       246,470
                                                    -----------
                                                      4,689,729
                                                    -----------
FOODS -- 0.4%
International Multifoods Corp. (a)....      2,171        49,738
Interstate Bakeries Corp. ............      5,653        71,793
                                                    -----------
                                                        121,531
                                                    -----------
FOOTWEAR -- 0.4%
Stride Rite Corp. ....................      4,981        49,611
Wolverine World Wide, Inc. ...........      5,177        99,709
                                                    -----------
                                                        149,320
                                                    -----------
GAS & PIPELINE UTILITIES -- 0.2%
Aquila Inc. ..........................     25,196        65,006
                                                    -----------
HARDWARE & TOOLS -- 0.2%
WD-40 Co. ............................      1,969        56,215
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 0.7%
Alpharma, Inc. (Class A)..............      5,026       108,562
Medarex, Inc. (a).....................      9,700        63,923
Nabi Biopharmaceuticals (a)...........      4,900        33,614
PRAECIS Pharmaceuticals, Inc. (a).....      6,600        32,340
                                                    -----------
                                                        238,439
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.1%
Beverly Enterprises, Inc. (a).........     13,869        48,541
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.8%
Humana, Inc. (a)......................     20,808       314,201
PacifiCare Health Systems, Inc. (a)...      4,746       234,120
US Oncology, Inc. (a).................      9,852        72,806
                                                    -----------
                                                        621,127
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.6%
ICN Pharmaceuticals, Inc. ............     10,707   $   179,449
Savient Pharmaceuticals Inc. (a)......      7,700        35,728
                                                    -----------
                                                        215,177
                                                    -----------
HOMEBUILDING -- 1.4%
Champion Enterprises, Inc. (a)........      7,405        38,358
Clayton Homes, Inc. ..................     12,701       159,397
Fleetwood Enterprises, Inc. ..........      4,109        30,407
LNR Property Corp. ...................      2,782       104,047
Toll Brothers, Inc. (a)...............      5,667       160,433
                                                    -----------
                                                        492,642
                                                    -----------
HOUSEWARES -- 0.3%
Tupperware Corp. .....................      6,714        96,413
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.5%
AmerUs Group Co. .....................      5,004       141,063
Nationwide Financial Services, Inc.
  (Class A)...........................      7,157       232,602
Presidential Life Corp. ..............      2,782        39,254
Reinsurance Group of America, Inc. ...      2,636        84,616
                                                    -----------
                                                        497,535
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 3.8%
Allmerica Financial Corp. ............      6,523       117,349
American Financial Group, Inc. .......      4,596       104,789
First American Corp. .................      9,791       257,993
HCC Insurance Holdings, Inc. .........      7,544       223,076
Horace Mann Educators Corp. ..........      5,447        87,860
Ohio Casualty Corp. (a)...............      7,841       103,344
Selective Insurance Group, Inc. ......      3,456        86,573
The Commerce Group, Inc. .............      3,662       132,564
Unitrin, Inc. ........................      6,261       169,798
                                                    -----------
                                                      1,283,346
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
Raymond James Financial, Inc. ........      5,333       176,256
                                                    -----------
INVESTMENT MANAGEMENT -- 0.2%
W.P. Stewart & Co., Ltd. .............      3,172        71,053
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.6%
Callaway Golf Co. ....................      8,300       109,726
Six Flags, Inc. ......................     11,720        79,462
                                                    -----------
                                                        189,188
                                                    -----------
LODGING (HOTELS) -- 0.1%
Prime Hospitality Corp. (a)...........      5,226        35,066
                                                    -----------
MACHINERY (DIVERSIFIED) -- 1.3%
Input/Output, Inc. (a)................      5,700        30,666
Kaydon Corp. .........................      3,679        76,523
Milacron, Inc. .......................      4,003        19,575
Presstek, Inc. (a)....................      3,700        23,051
Terex Corp. (a).......................      6,216       121,336
Timken Co. ...........................      9,274       162,388
                                                    -----------
                                                        433,539
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.2%
Crane Co. ............................      6,561       148,475
Esterline Technologies Corp. (a)......      2,580        44,918
Harsco Corp. .........................      5,227       188,433
Jacuzzi Brands, Inc. (a)..............      9,661        51,107

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Kadant, Inc (a).......................      1,637   $    30,694
Kaman Corp. (Class A).................      2,621        30,640
Stewart & Stevenson Services, Inc. ...      3,235        50,951
The Brink's Co. ......................      6,960       101,407
Trinity Industries, Inc. .............      4,885        90,421
                                                    -----------
                                                        737,046
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 2.0%
Albany International Corp. (Class
  A)..................................      3,426        93,872
CTS Corp. ............................      4,300        44,935
Flowserve Corp. (a)...................      7,089       139,441
IKON Office Solutions, Inc. ..........     18,595       165,495
Ionics, Inc. (a)......................      2,194        49,080
Regal-Beloit Corp. ...................      3,224        61,578
York International Corp. .............      5,127       119,972
                                                    -----------
                                                        674,373
                                                    -----------
METAL FABRICATORS -- 0.6%
General Cable Corp. ..................      3,952        21,341
Kennametal, Inc. .....................      4,362       147,610
RTI International Metals, Inc. (a)....      2,664        28,851
Ryerson Tull, Inc. ...................      2,745        24,101
                                                    -----------
                                                        221,903
                                                    -----------
METALS MINING -- 0.8%
Arch Coal, Inc. ......................      6,711       154,219
Massey Energy Co. ....................      9,629       126,621
                                                    -----------
                                                        280,840
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 5.1%
AGL Resources, Inc. ..................      7,445       189,401
Atmos Energy Corp. ...................      5,500       136,400
Dynegy, Inc. (Class A)................     33,700       141,540
Energen Corp. ........................      4,003       133,300
Northwest Natural Gas Co. ............      3,293        89,734
NUI Corp. ............................      2,046        31,754
ONEOK, Inc. ..........................      9,917       194,671
Peoples Energy Corp. .................      4,646       199,267
Piedmont Natural Gas Co., Inc. .......      3,961       153,726
Southern Union Co.....................      4,486        75,993
Vectren Corp. ........................      8,749       219,162
WGL Holdings, Inc. ...................      6,286       167,836
                                                    -----------
                                                      1,732,784
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.7%
HON Industries, Inc. .................      6,081       185,470
Steelcase, Inc. (Class A).............      4,668        54,896
                                                    -----------
                                                        240,366
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.2%
Tesoro Petroleum Corp. (a)............      8,204        56,444
                                                    -----------
OIL & GAS (DRILLING &EQUIPMENT) -- 0.5%
Global Industries, Inc. (a)...........      8,900        42,898
Offshore Logistics, Inc. (a)..........      2,657        57,790
Parker Drilling Co. ..................     11,700        34,047
Veritas DGC, Inc. (a).................      4,100        47,150
                                                    -----------
                                                        181,885
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.2%
Newpark Resources, Inc. (a)...........     10,100        55,348
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
PAPER & FOREST PRODUCTS -- 0.9%
Caraustar Industries, Inc. (a)........      3,556   $    28,484
Louisiana-Pacific Corp. ..............     13,500       146,340
Pope & Talbot, Inc. ..................      1,575        17,404
Potlatch Corp. .......................      3,682        94,811
Wausau-Mosinee Paper Corp. ...........      2,464        27,597
                                                    -----------
                                                        314,636
                                                    -----------
PERSONAL CARE -- 0.4%
Perrigo Co. (a).......................      7,792       121,867
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
Reliant Resources, Inc. (a)...........      6,189        37,939
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.7%
Hollinger International, Inc. ........      6,371        68,616
Lee Enterprises, Inc. ................      4,448       166,933
                                                    -----------
                                                        235,549
                                                    -----------
RAILROADS -- 0.5%
GATX Corp. ...........................      4,488        73,379
Kansas City Southern Industries, Inc.
  (a).................................      7,992        96,144
                                                    -----------
                                                        169,523
                                                    -----------
RESTAURANTS -- 1.0%
Bob Evans Farms, Inc. ................      4,486       123,948
IHOP Corp. (a)........................      2,763        87,228
Lone Star Steakhouse & Saloon,
  Inc. ...............................      2,113        46,000
Ryan's Family Steak Houses, Inc.
  (a).................................      5,457        76,398
                                                    -----------
                                                        333,574
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.3%
Hughes Supply, Inc. ..................      2,858        99,173
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.8%
Dillards, Inc. (Class A)..............      7,970       107,356
Saks, Inc. (a)........................     16,298       158,090
                                                    -----------
                                                        265,446
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.9%
Big Lots, Inc. (a)....................     14,922       224,427
ShopKo Stores, Inc. (a)...............      3,641        47,333
Stein Mart, Inc. (a)..................      3,118        18,677
                                                    -----------
                                                        290,437
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.1%
Stamps.com, Inc. (a)..................      4,600        22,080
                                                    -----------
RETAIL (SPECIALTY) -- 2.2%
Casey's General Stores, Inc. .........      6,028        85,236
Foot Locker, Inc. (a).................     18,206       241,230
OfficeMax, Inc. (a)...................     15,000        98,250
Pep Boys --  Manny, Moe & Jack........      6,922        93,516
Pier 1 Imports, Inc. .................     11,568       235,987
                                                    -----------
                                                        754,219
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.3%
Talbots, Inc. ........................      3,024        89,057
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Longs Drug Stores Corp. ..............      4,889        81,157
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Winn-Dixie Stores, Inc. ..............     10,659       131,212
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SAVINGS & LOAN COMPANIES -- 4.7%
Anchor BanCorp Wisconsin, Inc. .......      2,758   $    65,889
Bay View Capital Corp. (a)............      7,521        43,471
First Sentinel Bancorp, Inc. .........      3,243        51,791
Harbor Florida Bancshares, Inc. ......      2,854        68,382
IndyMac Bancorp, Inc. (a).............      7,100       180,482
MAF Bancorp, Inc. ....................      2,965       109,913
OceanFirst Financial Corp. ...........      1,310        32,003
Pacific Northwest Bancorp.............      2,090        72,648
People's Bank.........................      7,883       228,528
Roslyn Bancorp, Inc. .................      9,176       197,192
Staten Island Bancorp, Inc. ..........      6,917       134,743
Washington Federal, Inc. .............      8,138       188,232
Webster Financial Corp. ..............      5,581       210,962
                                                    -----------
                                                      1,584,236
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.2%
Navigant Consulting, Inc. (a).........      5,398        63,966
Quanta Services, Inc. (a).............     12,300        87,330
Roto-Rooter, Inc. ....................      1,190        45,387
Service Corp. International (a).......     37,440       144,893
Stewart Enterprises, Inc. (Class A)
  (a).................................     12,284        52,821
                                                    -----------
                                                        394,397
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.9%
CIBER, Inc. (a).......................      7,100        49,842
Ingram Micro, Inc. (Class A) (a)......     15,615       171,765
Keane, Inc. (a).......................      6,800        92,684
                                                    -----------
                                                        314,291
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.4%
MPS Group, Inc. (a)...................     13,086        90,032
Spherion Corp. (a)....................      6,700        46,565
                                                    -----------
                                                        136,597
                                                    -----------
SHIPPING -- 0.4%
Alexander & Baldwin, Inc. ............      4,744       125,858
                                                    -----------
SPECIALTY PRINTING -- 0.5%
Banta Corp. ..........................      3,216       104,102
Bowne & Co., Inc. ....................      3,958        51,573
                                                    -----------
                                                        155,675
                                                    -----------
STEEL -- 0.8%
AK Steel Holding Corp. (a)............     13,004        47,075
Allegheny Technologies, Inc. .........      8,509        56,159
Carpenter Technology Corp. ...........      2,588        40,373
Worthington Industries, Inc...........      8,918       119,501
                                                    -----------
                                                        263,108
                                                    -----------
TELEPHONE -- 0.5%
Cincinnati Bell Inc. .................     25,900       173,530
                                                    -----------
TEXTILES (APPAREL) -- 1.1%
Kellwood Co. .........................      3,136        99,192
Nautica Enterprises, Inc. (a).........      3,547        45,508
Phillips-Van Heusen Corp. ............      3,230        44,025
Russell Corp. ........................      3,636        69,084
Tommy Hilfiger Corp. (a)..............     11,492       106,186
                                                    -----------
                                                        363,995
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A).............      5,310        24,638
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
TEXTILES (SPECIALTY) -- 0.3%
Unifi, Inc. (a).......................      6,863   $    42,550
Wellman, Inc. ........................      4,004        44,845
                                                    -----------
                                                         87,395
                                                    -----------
TOBACCO -- 0.4%
Loews Corp. ..........................      5,100       137,700
                                                    -----------
TRUCKING -- 1.5%
Ryder Systems, Inc. ..................      8,079       206,984
USF Corp. ............................      3,213        86,655
Werner Enterprises, Inc. .............      5,808       123,130
Yellow Corp. (a)......................      3,849        89,104
                                                    -----------
                                                        505,873
                                                    -----------
WASTE MANAGEMENT -- 0.0% (B)
Casella Waste Systems, Inc. (Class A)
  (a).................................      2,007        18,123
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
WATER UTILITIES -- 0.6%
Philadelphia Suburban Corp. ..........      8,946   $   218,103
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $34,594,737)..................               33,707,296
                                                    -----------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class Prime
  Fund (Cost $194,492)................    194,492       194,492
                                                    -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $34,789,229)..................               33,901,788
                                                    -----------
OTHER ASSETS AND
  LIABILITIES -- (0.3)%...............                  (88,975)
                                                    -----------
NET ASSETS -- 100.0%..................              $33,812,813
                                                    ===========

(a) Non-income producing security
(b) Amount is less than 0.1%

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.6%
FINLAND -- 1.5%
Nokia OYJ ADR..........................    10,038   $   164,924
                                                    -----------
FRANCE -- 2.0%
TotalFinaElf S.A. ADR..................     2,894       219,365
                                                    -----------
GERMANY -- 1.4%
DaimlerChrysler AG (a).................     1,716        59,580
Siemens AG ADR (a).....................     1,751        85,536
                                                    -----------
TOTAL GERMANY..........................                 145,116
                                                    -----------
ITALY -- 0.8%
Eni SpA ADR............................     1,073        81,591
                                                    -----------
JAPAN -- 1.6%
Toyota Motor Corp. ADR.................     3,386       175,395
                                                    -----------
NETHERLANDS -- 2.5%
ING Groep N.V. ADR.....................     3,736        65,492
Royal Dutch Petroleum Co. (N.Y.
  Shares)..............................     4,373       203,869
                                                    -----------
TOTAL NETHERLANDS......................                 269,361
                                                    -----------
SWITZERLAND -- 5.9%
Nestle S.A. (a)........................       844       174,533
Novartis AG ADR........................     5,351       213,023
Roche Holding AG (a)...................     1,450       113,985
UBS AG.................................     2,453       135,896
                                                    -----------
TOTAL SWITZERLAND......................                 637,437
                                                    -----------
UNITED KINGDOM -- 15.9%
AstraZeneca PLC ADR....................     3,441       140,290
Barclays PLC ADR.......................     3,487       104,331
BP PLC ADR.............................     7,761       326,117
GlaxoSmithKline PLC ADR................     6,260       253,781
HBOS PLC (a)...........................     8,000       103,736
HSBC Holdings PLC ADR..................     4,458       263,512
Lloyds TSB Group PLC ADR (a)...........     2,933        85,086
Royal Bank of Scotland Group PLC ADR
  (a)..................................     5,784       162,527
Vodafone Group PLC ADR.................    14,331       281,604
                                                    -----------
TOTAL UNITED KINGDOM...................               1,720,984
                                                    -----------
UNITED STATES -- 68.0%
Abbott Laboratories....................     3,100       135,656
Altria Group, Inc. ....................     4,274       194,211

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
American International Group, Inc. ....     4,791   $   264,367
AOL Time Warner, Inc. (a)..............     9,069       145,920
Bank of America Corp. .................     3,155       249,340
BellSouth Corp. .......................     3,870       103,058
ChevronTexaco Corp. ...................     2,234       161,295
Cisco Systems, Inc. (a)................    14,747       246,127
Citigroup, Inc. .......................    10,724       458,987
Dell Computer Corp. (a)................     4,700       150,212
Eli Lilly & Co. .......................     2,000       137,940
Exxon Mobil Corp. .....................    13,917       499,759
General Electric Co. ..................    20,793       596,343
Intel Corp. ...........................    13,672       284,159
International Business Machines
  Corp. ...............................     3,589       296,093
J.P. Morgan Chase & Co. ...............     4,257       145,504
Johnson & Johnson, Inc. ...............     6,160       318,472
Merck & Co., Inc. .....................     4,689       283,919
Microsoft Corp. (a)....................    19,270       493,505
Morgan Stanley.........................     2,029        86,740
PepsiCo, Inc. .........................     3,586       159,577
Pfizer, Inc. ..........................    16,530       564,499
SBC Communications, Inc. ..............     6,989       178,569
The Coca-Cola Co. .....................     4,737       219,844
The Procter & Gamble Co. ..............     2,695       240,340
The Walt Disney Co. ...................     4,346        85,834
Verizon Communications, Inc. ..........     5,719       225,615
Wal-Mart Stores, Inc. .................     5,664       303,987
Wyeth..................................     2,800       127,540
                                                    -----------
TOTAL UNITED STATES....................               7,357,412
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $14,894,207)...................              10,771,585
                                                    -----------
SHORT TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
AIM Short Term Investment Class Prime
  Fund (Cost $79,719)..................    79,719        79,719
                                                    -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $14,973,926)...................              10,851,304
OTHER ASSETS AND LIABILITIES --
  (0.3)%...............................                 (37,287)
                                                    -----------
NET ASSETS -- 100.0%...................             $10,814,017
                                                    ===========

(a) Non-income producing security
ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
JUNE 30, 2003
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS      VALUE
--------                                                      ----------   -----------
Automobiles.................................................       2.2%    $   234,974
Banks (Money Center)........................................       4.7         512,852
Banks (Regional)............................................       2.5         266,857
Beverages (Non-Alcoholic)...................................       2.0         219,844
Cellular/Wireless Telecommunications........................       2.6         281,604
Communications Equipment....................................       1.5         164,924
Computers (Hardware)........................................       4.1         446,305
Computers (Networking)......................................       2.3         246,127
Computer Software/Services..................................       4.6         493,505
Electrical Equipment........................................       6.3         681,880
Electronics (Semiconductors)................................       2.6         284,159
Entertainment...............................................       2.1         231,754
Financial (Diversified).....................................       8.1         880,054
Foods.......................................................       3.1         334,109
Health Care (Diversified)...................................       4.2         454,128
Health Care (Drugs/Pharmaceuticals).........................      17.0       1,834,977
Household Products (Non-Durable)............................       2.2         240,340
Insurance (Life/Health).....................................       0.6          65,492
Insurance (Multi-Line)......................................       2.5         264,367
Investment Management.......................................       1.3         135,896
Oil (Domestic Integrated)...................................       1.5         161,295
Oil (International Integrated)..............................      12.3       1,330,702
Retail (General Merchandising Chain)........................       2.8         303,987
Telephone...................................................       4.7         507,242
Tobacco.....................................................       1.8         194,211
Money Market Fund...........................................       0.7          79,719
                                                                ------     -----------
         TOTAL..............................................     100.3%    $10,851,304
                                                                ======     ===========

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.4%
REAL ESTATE INVESTMENT TRUST -- 99.4%
Alexandria Real Estate Equities,
  Inc. .............................     15,741   $    708,345
AMB Property Corp. .................     67,185      1,892,601
Amli Residential Properties Trust...     13,920        327,816
Apartment Investment & Management
  Co. (Class A).....................     77,799      2,691,845
Archstone-Smith Trust...............    150,945      3,622,680
Arden Realty, Inc. .................     53,687      1,393,178
Associated Estates Realty Corp. ....     16,165        106,204
Avalonbay Communities, Inc. ........     55,932      2,384,940
Bedford Property Investors, Inc. ...     13,692        388,853
Boston Properties, Inc. ............     79,850      3,497,430
Boykin Lodging Co. .................     14,346        111,899
Brandywine Realty Trust.............     30,807        758,468
BRE Properties, Inc. (Class A)......     38,202      1,268,306
Camden Property Trust...............     32,539      1,137,238
CarrAmerica Realty Corp. ...........     42,956      1,194,606
CBL & Associates Properties,
  Inc. .............................     24,886      1,070,098
CenterPoint Properties Corp. .......     19,229      1,177,776
Chateau Communities, Inc. ..........     24,399        721,966
Chelsea Property Group, Inc. .......     35,633      1,436,366
Colonial Properties Trust...........     21,245        747,612
Cornerstone Realty Income Trust,
  Inc. .............................     45,056        329,359
Corporate Office Properties Trust...     23,724        401,647
Cousins Properties, Inc. ...........     40,074      1,118,065
Crescent Real Estate Equities
  Co. ..............................     82,230      1,365,840
Crown American Realty Trust.........     26,594        285,620
Developers Diversified Realty
  Corp. ............................     70,663      2,009,656
Duke Realty Corp. ..................    112,179      3,090,531
EastGroup Properties, Inc. .........     14,858        401,166
Equity Inns, Inc. ..................     34,201        235,987
Equity Office Properties Trust......    334,201      9,026,769
Equity One, Inc. ...................     52,285        857,474
Equity Residential..................    225,773      5,858,809
Essex Property Trust, Inc. .........     17,410        996,723
Federal Realty Investment Trust.....     40,150      1,284,800
FelCor Lodging Trust, Inc. .........     48,786        382,970
First Industrial Realty Trust,
  Inc. .............................     32,524      1,027,758
Gables Residential Trust............     20,382        616,148
General Growth Properties, Inc. ....     52,102      3,253,249
Glenborough Realty Trust, Inc. .....     23,013        440,699
Glimcher Realty Trust...............     28,587        640,349
Great Lakes REIT, Inc. .............     13,349        213,584
Heritage Property Investment
  Trust.............................     34,671        938,891
Highwoods Properties, Inc. .........     44,302        987,935
Home Properties of New York,
  Inc. .............................     23,045        812,106
Hospitality Properties Trust........     51,880      1,621,250
Host Marriott Corp. (a).............    219,299      2,006,586
Innkeepers USA Trust................     31,105        211,514
Kilroy Realty Corp. ................     22,760        625,900
Kimco Realty Corp. .................     87,040      3,298,816
Koger Equity........................     17,707        305,092
LaSalle Hotel Properties............     15,554        229,888

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
Liberty Property Trust..............     64,854   $  2,243,948
Macerich Co. .......................     43,504      1,528,296
Mack-Cali Realty Corp. .............     47,751      1,737,181
Maguire Properties, Inc. (a)........     29,200        562,100
Manufactured Home Communities,
  Inc. .............................     18,458        648,060
MeriStar Hospitality Corp. .........     38,211        196,405
Mid-America Apartment Communities,
  Inc. .............................     14,805        399,883
Mid-Atlantic Realty Trust...........     15,026        314,644
Mills Corp. ........................     36,559      1,226,554
New Plan Excel Realty Trust.........     80,410      1,716,753
Pan Pacific Retail Properties,
  Inc. .............................     33,077      1,301,580
Parkway Properties, Inc. ...........      8,468        356,079
Pennsylvania Real Estate Investment
  Trust.............................     13,910        416,605
Post Properties, Inc. ..............     30,911        819,142
Prentiss Properties Trust...........     32,424        972,396
ProLogis............................    148,374      4,050,610
PS Business Parks, Inc. ............     17,648        622,974
Public Storage, Inc. ...............    103,795      3,515,537
Reckson Associates Realty Corp. ....     39,774        829,686
Regency Centers Corp. ..............     47,611      1,665,433
RFS Hotel Investors, Inc. ..........     24,454        301,273
Rouse Co. ..........................     72,896      2,777,338
Saul Centers, Inc. .................     12,868        329,421
Shurgard Storage Centers, Inc.
  (Class A).........................     29,857        987,670
Simon Property Group, Inc. .........    156,405      6,104,487
SL Green Realty Corp. ..............     25,716        897,231
Sovran Self Storage, Inc. ..........     10,798        340,137
Summit Properties, Inc. ............     22,384        462,230
Sun Communities, Inc. ..............     15,028        590,600
Tanger Factory Outlet Centers,
  Inc. .............................      7,791        257,726
Taubman Centers, Inc. ..............     40,847        782,629
Town & Country Trust................     13,555        315,154
Trizec Properties, Inc. ............    124,343      1,413,780
United Dominion Realty Trust,
  Inc. .............................     92,875      1,599,308
Vornado Realty Trust................     92,505      4,033,218
Washington Real Estate Investment
  Trust.............................     32,497        883,918
Weingarten Realty Investors.........     43,166      1,808,655
Winston Hotels, Inc. ...............     16,693        136,382
                                                  ------------
                                                   120,658,431
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $109,751,325)...............               120,658,431
                                                  ------------
SHORT TERM INVESTMENTS -- 1.4%
MONEY MARKET FUND -- 1.4%
AIM Short Term Investment Class
  Prime Fund (Cost $1,696,087)......  1,696,087      1,696,087
                                                  ------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $111,447,412)...............               122,354,518
OTHER ASSETS AND
  LIABILITIES -- (0.8)%.............                  (956,655)
                                                  ------------
NET ASSETS -- 100.0%................              $121,397,863
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 9.0%
Motorola, Inc. ........................   89,954   $   848,266
Nokia OYJ ADR..........................   49,753       817,442
QUALCOMM, Inc. ........................   21,390       764,693
Tellabs, Inc. (a)......................  109,958       722,424
                                                   -----------
                                                     3,152,825
                                                   -----------
COMPUTERS (HARDWARE) -- 14.7%
Apple Computer, Inc. (a)...............   57,001     1,089,859
Dell Computer Corp. (a)................   29,416       940,135
Hewlett-Packard Co. ...................   42,623       907,870
International Business Machines
  Corp. ...............................   10,091       832,508
Juniper Networks, Inc. (a).............  109,958     1,360,180
                                                   -----------
                                                     5,130,552
                                                   -----------
COMPUTERS (NETWORKING) -- 5.4%
Accenture Ltd. Bermuda (a).............   46,997       850,176
Cisco Systems, Inc. (a)................   60,738     1,013,717
                                                   -----------
                                                     1,863,893
                                                   -----------
COMPUTERS (PERIPHERALS) -- 3.9%
EMC Corp. (a)..........................  131,056     1,372,156
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 28.1%
Computer Associates International,
  Inc. ................................   61,526     1,370,799
eBay, Inc. (a).........................   11,540     1,202,237
Electronic Arts (a)....................   15,347     1,135,525
Intuit, Inc. (a).......................   16,586       738,575
Microsoft Corp. (a)....................   30,400       778,544
Oracle Corp. (a).......................   75,046       902,053
PeopleSoft, Inc. (a)...................   42,398       745,781
VERITAS Software Corp. (a).............   47,523     1,362,484
Yahoo!, Inc. (a).......................   47,190     1,545,944
                                                   -----------
                                                     9,781,942
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 2.8%
Flextronics International Ltd. (a).....   93,720       973,751
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 2.5%
Agilent Technologies, Inc. (a).........   44,795       875,742
                                                   -----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 16.8%
Broadcom Corp. (Class A) (a)...........   50,884   $ 1,267,521
Intel Corp. ...........................   47,383       984,808
Micron Technology, Inc. (a)............   79,019       918,991
STMicroelectronics N.V. (N.Y Shares)...   39,626       823,825
Texas Instruments, Inc. ...............   51,207       901,243
Xilinx, Inc. (a).......................   37,911       959,527
                                                   -----------
                                                     5,855,915
                                                   -----------
ENTERTAINMENT -- 2.8%
AOL Time Warner, Inc. (a)..............   60,194       968,522
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.8%
Applied Materials, Inc. (a)............   60,556       960,418
                                                   -----------
RETAIL (SPECIALTY) -- 3.8%
Amazon.com, Inc. (a)...................   36,753     1,341,117
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 2.7%
Electronic Data Systems Corp. .........   43,852       940,625
                                                   -----------
SERVICES (DATA PROCESSING) -- 4.7%
Automatic Data Processing, Inc. .......   20,468       693,047
First Data Corp. ......................   22,564       935,052
                                                   -----------
                                                     1,628,099
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $62,489,323)...................             34,845,557
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $1,600)...................    1,600         1,600
                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $62,490,923)...................             34,847,157
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)..................................                 (5,163)
                                                   -----------
NET ASSETS -- 100.0%...................            $34,841,994
                                                   ===========

(a) Non-income producing security
(b) Amount is less than 0.1%
ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 4.5%
Ciena Corp. (a)..........................  44,981   $  233,451
                                                    ----------
COMPUTERS (HARDWARE) -- 4.1%
Juniper Networks, Inc. (a)...............  17,458      215,956
                                                    ----------
COMPUTERS (NETWORKING) -- 4.1%
Cisco Systems, Inc. (a)..................  12,759      212,948
                                                    ----------
COMPUTERS (PERIPHERALS) -- 4.5%
EMC Corp. (a)............................  22,379      234,308
                                                    ----------
COMPUTER SOFTWARE/SERVICES -- 47.8%
BEA Systems, Inc. (a)....................  20,281      220,252
Check Point Software Technologies Ltd.
  (a)....................................  11,496      224,747
eBay, Inc. (a)...........................   2,247      234,092
Intuit, Inc. (a).........................   4,959      220,824
Microsoft Corp. (a)......................   8,692      222,602
Oracle Corp. (a).........................  17,718      212,970
Overture Services, Inc. (a)..............  13,242      240,078
PeopleSoft, Inc. (a).....................  13,149      231,291
VeriSign, Inc. (a).......................  16,418      227,061
WebMD Corp. (a)..........................  21,395      231,708
Yahoo!, Inc. (a).........................   7,132      233,644
                                                    ----------
                                                     2,499,269
                                                    ----------
ENTERTAINMENT -- 4.4%
AOL Time Warner, Inc. (a)................  14,468      232,790
                                                    ----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
INVESTMENT BANKING/BROKERAGE -- 4.1%
The Charles Schwab Corp. ................  21,135   $  213,252
                                                    ----------
RETAIL (SPECIALTY) -- 4.5%
Amazon.com, Inc. (a).....................   6,519      237,878
                                                    ----------
SERVICES (ADVERTISING/MARKETING) -- 8.7%
DoubleClick, Inc. (a)....................  24,311      224,877
Monster Worldwide Inc. (a)...............  11,589      228,657
                                                    ----------
                                                       453,534
                                                    ----------
SERVICES (COMMERCIAL & CONSUMER) -- 13.3%
Expedia, Inc. (Class A) (a)..............   3,157      241,132
FreeMarkets, Inc. (a)....................  31,108      216,512
InterActiveCorp (a)......................   6,073      240,308
                                                    ----------
                                                       697,952
                                                    ----------
TOTAL COMMON STOCKS --
  (Cost $4,440,738)......................            5,231,338
                                                    ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $4,440,738)......................            5,231,338
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)....................................                 (386)
                                                    ----------
NET ASSETS -- 100.0%.....................           $5,230,952
                                                    ==========

(a) Non-income producing security
(b) Amount is less than 0.1%

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 1.0%
General Dynamics Corp. ...............      1,950   $   141,375
Goodrich Corp. .......................      1,108        23,268
L-3 Communications Holdings, Inc.
  (a).................................        926        40,272
Lockheed Martin Corp. ................      4,327       205,835
Northrop Grumman Corp. ...............      1,779       153,510
The Boeing Co. .......................      7,766       266,529
                                                    -----------
                                                        830,789
                                                    -----------
AGRICULTURE -- 0.1%
Archer-Daniels-Midland Co. ...........      6,267        80,656
                                                    -----------
AIR FREIGHT -- 0.0% (B)
Airborne, Inc. .......................        471         9,844
                                                    -----------
AIRLINES -- 0.2%
Continental Airlines, Inc. (Class B)
  (a).................................        620         9,281
Delta Air Lines, Inc. ................      1,198        17,587
Northwest Airlines Corp. (Class A)
  (a).................................        843         9,517
Southwest Airlines Co. ...............      7,540       129,688
                                                    -----------
                                                        166,073
                                                    -----------
ALUMINUM -- 0.3%
Alcoa, Inc. ..........................      8,202       209,151
                                                    -----------
AUTOMOBILES -- 0.7%
Ford Motor Co. .......................     17,813       195,765
General Motors Corp. .................      5,439       195,804
Group 1 Automotive, Inc. (a)..........        224         7,260
Harley-Davidson, Inc. ................      2,938       117,109
United Auto Group, Inc. (a)...........        403         8,777
                                                    -----------
                                                        524,715
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.3%
American Axle & Manufacturing
  Holdings, Inc. (a)..................        472        11,281
ArvinMeritor, Inc. ...................        679        13,702
Autoliv, Inc. ........................        921        24,941
Cooper Tire & Rubber Co. .............        713        12,542
Dana Corp. ...........................      1,442        16,669
Delphi Corp. .........................      5,417        46,749
Genuine Parts Co. ....................      1,695        54,257
Lear Corp. (a)........................        638        29,361
Visteon Corp. ........................      1,259         8,649
                                                    -----------
                                                        218,151
                                                    -----------
BANKS (MAJOR REGIONAL) -- 4.6%
AmSouth Bancorp.......................      3,432        74,955
Bank One Corp. .......................     11,000       408,980
BB&T Corp. ...........................      4,566       156,614
Comerica, Inc. .......................      1,696        78,864
Fifth Third Bancorp...................      5,575       319,670
FleetBoston Financial Corp. ..........     10,190       302,745
KeyCorp...............................      4,116       104,011
Mellon Financial Corp. ...............      4,182       116,051
National City Corp. ..................      5,934       194,101
PNC Financial Services Group..........      2,764       134,911
Regions Financial Corp. ..............      2,152        72,695
SouthTrust Corp. .....................      3,354        91,229
SunTrust Banks, Inc. .................      2,742       162,710

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
The Bank of New York Co., Inc. .......      7,121   $   204,729
U.S. Bancorp..........................     18,699       458,125
Wells Fargo & Co. ....................     16,265       819,756
                                                    -----------
                                                      3,700,146
                                                    -----------
BANKS (MONEY CENTER) -- 2.1%
Bank of America Corp. ................     14,547     1,149,650
Wachovia Corp. .......................     13,072       522,357
                                                    -----------
                                                      1,672,007
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.5%
Adolph Coors Co. (Class B)............        340        16,653
Anheuser-Busch Cos., Inc. ............      8,127       414,884
                                                    -----------
                                                        431,537
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.5%
Coca-Cola Enterprises, Inc. ..........      4,362        79,170
PepsiAmericas, Inc. ..................      1,458        18,312
PepsiCo, Inc. ........................     16,665       741,593
The Coca-Cola Co. ....................     23,865     1,107,575
The Pepsi Bottling Group, Inc. .......      2,723        54,514
                                                    -----------
                                                      2,001,164
                                                    -----------
BIOTECHNOLOGY -- 1.0%
Amgen, Inc. (a).......................     12,560       834,486
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 5.3%
Cablevision Systems New York Group
  Group A (a).........................      2,879        59,768
Clear Channel Communications, Inc.
  (a).................................      5,948       252,136
Comcast Corp. (Class A)...............     21,805       658,075
Cox Communications, Inc. (Class A)
  (a).................................      6,020       192,038
EchoStar Communications Corp. (Class
  A) (a)..............................      4,671       161,710
General Electric Co. (Class H)........     97,051     2,783,423
General Motors Corp. (Class H) (a)....     11,761       150,658
                                                    -----------
                                                      4,257,808
                                                    -----------
BUILDING MATERIALS GROUP -- 0.1%
Masco Corp. ..........................      4,576       109,138
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.5%
AT&T Wireless Services, Inc. (a)......     26,313       216,030
Nextel Communications, Inc. (Class A)
  (a).................................      9,625       174,020
                                                    -----------
                                                        390,050
                                                    -----------
CHEMICALS -- 1.2%
Air Products & Chemicals, Inc. .......      2,206        91,770
E. I. du Pont de Nemours & Co. .......      9,701       403,950
Eastman Chemical Co. .................        750        23,752
Lyondell Chemical Co. ................      1,559        21,093
Praxair, Inc. ........................      1,571        94,417
Rohm & Haas Co. ......................      2,148        66,652
The Dow Chemical Co. .................      8,876       274,801
                                                    -----------
                                                        976,435
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.3%
Ecolab Inc. ..........................      2,526        64,666
Engelhard Corp. ......................      1,241        30,739
Fisher Scientific International Inc.
  (a).................................        531        18,532

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OM Group, Inc. (a)....................        275   $     4,051
PPG Industries, Inc. .................      1,644        83,416
                                                    -----------
                                                        201,404
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.7%
Corning, Inc. (a).....................     12,162        89,877
Motorola, Inc. .......................     22,556       212,703
QUALCOMM, Inc. .......................      7,657       273,738
                                                    -----------
                                                        576,318
                                                    -----------
COMPUTERS (HARDWARE) -- 3.6%
Apple Computer, Inc. (a)..............      3,500        66,920
Dell Computer Corp. (a)...............     24,938       797,018
Hewlett-Packard Co. ..................     29,632       631,162
International Business Machines
  Corp. ..............................     16,731     1,380,308
NCR Corp. (a).........................        952        24,390
                                                    -----------
                                                      2,899,798
                                                    -----------
COMPUTERS (NETWORKING) -- 1.4%
Cisco Systems, Inc. (a)...............     68,164     1,137,657
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.4%
EMC Corp. (a).........................     21,354       223,576
Lexmark International, Inc. (a).......      1,223        86,552
                                                    -----------
                                                        310,128
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.4%
Affiliated Computer Services, Inc.
  (a).................................      1,294        59,175
Computer Associates International,
  Inc. ...............................      5,579       124,300
Microsoft Corp. (a)...................    104,255     2,669,971
Oracle Corp. (a)......................     50,947       612,383
Unisys Corp. (a)......................      3,166        38,878
                                                    -----------
                                                      3,504,707
                                                    -----------
CONSUMER FINANCE -- 0.8%
Capital One Financial Corp. ..........      2,195       107,950
H&R Block, Inc. ......................      1,738        75,168
MBNA Corp. ...........................     12,403       258,479
SLM Corp. ............................      4,340       169,998
                                                    -----------
                                                        611,595
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.1%
Ball Corp. ...........................        553        25,167
Owens-Illinois, Inc. (a)..............      1,438        19,801
                                                    -----------
                                                         44,968
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Sealed Air Corp. (a)..................        821        39,129
Temple-Inland, Inc. ..................        522        22,399
                                                    -----------
                                                         61,528
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.8%
AmerisourceBergen Corp. ..............      1,069        74,135
Cardinal Health, Inc. ................      4,290       275,847
McKesson Corp. .......................      2,824       100,930
Owens & Minor, Inc. ..................        336         7,509
SUPERVALU, Inc. ......................      1,296        27,631
SYSCO Corp. ..........................      6,347       190,664
                                                    -----------
                                                        676,716
                                                    -----------
ELECTRIC COMPANIES -- 2.8%
Allegheny Energy, Inc. ...............      1,238        10,461
Ameren Corp. .........................      1,550        68,355

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
American Electric Power Co., Inc. ....      3,847   $   114,756
Cinergy Corp. ........................      1,692        62,249
Consolidated Edison, Inc. ............      2,175        94,134
Constellation Energy Group, Inc. .....      1,599        54,846
Dominion Resources, Inc. .............      3,125       200,844
DTE Energy Co. .......................      1,625        62,790
Duke Energy Corp. ....................      8,777       175,101
Edison International (a)..............      3,162        51,952
Energy East Corp. ....................      1,408        29,230
Entergy Corp. ........................      2,199       116,063
Exelon Corp. .........................      3,134       187,444
FirstEnergy Corp. ....................      2,889       111,082
FPL Group, Inc. ......................      1,772       118,458
Northeast Utilities...................      1,238        20,724
OGE Energy Corp. .....................        760        16,241
Pepco Holdings, Inc. .................      1,651        31,633
PG&E Corp. (a)........................      3,957        83,691
PPL Corp. ............................      1,705        73,315
Progress Energy, Inc. ................      2,309       101,365
Public Service Enterprise Group,
  Inc. ...............................      2,159        91,218
SCANA Corp. ..........................      1,080        37,022
The Southern Co. .....................      7,030       219,055
TXU Corp. ............................      3,128        70,224
Wisconsin Energy Corp. ...............      1,123        32,567
Xcel Energy, Inc. ....................      3,869        58,190
                                                    -----------
                                                      2,293,010
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.3%
EMCOR Group, Inc. (a).................        152         7,503
Emerson Electric Co. .................      4,086       208,795
Rockwell Automation, Inc. ............      1,804        43,007
                                                    -----------
                                                        259,305
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a)...........        970        14,783
Avnet, Inc. (a).......................      1,136        14,405
CDW Corp. (a).........................        774        35,449
W.W. Grainger, Inc. ..................        882        41,242
                                                    -----------
                                                        105,879
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Raytheon Co. .........................      3,999       131,327
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.1%
Agilent Technologies, Inc. (a)........      4,572        89,383
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.0%
Intel Corp. ..........................     63,442     1,318,578
Texas Instruments, Inc. ..............     16,796       295,610
                                                    -----------
                                                      1,614,188
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. ..........................        776        26,105
Jacobs Engineering Group, Inc. (a)....        529        22,297
                                                    -----------
                                                         48,402
                                                    -----------
ENTERTAINMENT -- 2.3%
AOL Time Warner, Inc. (a).............     43,703       703,182
The Walt Disney Co. ..................     19,827       391,583
Viacom, Inc. (Class B) (a)............     16,997       742,089
                                                    -----------
                                                      1,836,854
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Applied Materials, Inc. (a)...........     16,067   $   254,823
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 6.4%
American Express Co. .................     12,567       525,426
CIT Group Inc. .......................      2,054        50,631
Citigroup, Inc. ......................     49,943     2,137,560
Countrywide Credit Industries,
  Inc. ...............................      1,294        90,024
Equity Office Properties Trust........      3,891       105,096
Fannie Mae............................      9,501       640,747
Freddie Mac...........................      6,671       338,687
J.P. Morgan Chase & Co. ..............     19,685       672,833
Morgan Stanley........................     10,581       452,338
Providian Financial Corp. (a).........      2,814        26,058
State Street Corp. ...................      3,226       127,104
                                                    -----------
                                                      5,166,504
                                                    -----------
FOODS -- 1.3%
Campbell Soup Co. ....................      3,983        97,584
ConAgra Foods, Inc. ..................      5,212       123,003
Dean Foods Co. (a)....................      1,332        41,958
General Mills, Inc. ..................      3,579       169,680
H.J. Heinz Co. .......................      3,409       112,429
Hershey Foods Corp. ..................      1,220        84,985
Hormel Foods Corp. ...................      1,342        31,805
Interstate Bakeries Corp. ............        431         5,474
Kellogg Co. ..........................      3,962       136,174
Sara Lee Corp. .......................      7,597       142,900
Smithfield Foods, Inc. (a)............      1,063        24,364
Tyson Foods, Inc. (Class A)...........      3,412        36,235
                                                    -----------
                                                      1,006,591
                                                    -----------
FOOTWEAR -- 0.2%
Nike, Inc. (Class B)..................      2,567       137,309
Reebok International, Ltd. (a)........        581        19,539
                                                    -----------
                                                        156,848
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Harrah's Entertainment, Inc. (a)......      1,086        43,701
MGM Mirage, Inc. (a)..................      1,502        51,338
Park Place Entertainment Corp. (a)....      2,918        26,525
                                                    -----------
                                                        121,564
                                                    -----------
HARDWARE & TOOLS -- 0.0% (B)
The Black & Decker Corp. .............        764        33,196
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 3.4%
Abbott Laboratories...................     15,176       664,102
AdvancePCS (a)........................        875        33,451
Bristol-Myers Squibb Co. .............     18,780       509,877
Johnson & Johnson, Inc. ..............     28,817     1,489,839
                                                    -----------
                                                      2,697,269
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 6.9%
Eli Lilly & Co. ......................     10,943       754,739
Merck & Co., Inc. ....................     21,741     1,316,418
Pfizer, Inc. .........................     76,594     2,615,685
Schering-Plough Corp. ................     14,237       264,808
Wyeth.................................     12,935       589,189
                                                    -----------
                                                      5,540,839
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
HCA, Inc. ............................      4,992   $   159,944
Tenet Healthcare Corp. (a)............      4,600        53,590
Triad Hospitals, Inc. (a).............        727        18,044
Universal Health Services, Inc. (Class
  B) (a)..............................        569        22,544
                                                    -----------
                                                        254,122
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.1%
Aetna, Inc. ..........................      1,458        87,771
Anthem, Inc. (a)......................      1,372       105,850
CIGNA Corp. ..........................      1,355        63,604
Coventry Health Care, Inc. (a)........        579        26,727
Express Scripts, Inc. (Class A) (a)...        756        51,650
Health Net, Inc. (a)..................      1,103        36,344
Humana, Inc. (a)......................      1,582        23,888
Oxford Health Plans, Inc. (a).........        787        33,078
PacifiCare Health Systems, Inc. (a)...        345        17,019
UnitedHealth Group, Inc. .............      5,786       290,746
WellChoice, Inc. (a)..................        811        23,746
Wellpoint Health Networks, Inc. (a)...      1,444       121,729
                                                    -----------
                                                        882,152
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.3%
Baxter International, Inc. ...........      5,759       149,734
Becton, Dickinson & Co. ..............      2,471        95,998
Guidant Corp. ........................      2,978       132,194
Medtronic, Inc. ......................     11,843       568,109
Stryker Corp. ........................      1,925       133,537
                                                    -----------
                                                      1,079,572
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
Kindred Healthcare, Inc. (a)..........        176         3,140
Quest Diagnostics, Inc. (a)...........      1,023        65,267
                                                    -----------
                                                         68,407
                                                    -----------
HOMEBUILDING -- 0.3%
Centex Corp. .........................        602        46,830
D.R. Horton, Inc. ....................      1,423        39,986
KB HOME...............................        467        28,945
Lennar Corp. .........................        722        51,623
Pulte Homes, Inc. ....................        594        36,626
                                                    -----------
                                                        204,010
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. ................      1,890        38,745
Maytag Corp. .........................        768        18,755
Whirlpool Corp. ......................        662        42,169
                                                    -----------
                                                         99,669
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.2%
Colgate-Palmolive Co. ................      5,224       302,731
Kimberly-Clark Corp. .................      4,894       255,173
The Clorox Co. .......................      2,107        89,863
The Procter & Gamble Co. .............     12,572     1,121,171
                                                    -----------
                                                      1,768,938
                                                    -----------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. .................      1,449        75,638
Newell Rubbermaid, Inc. ..............      2,660        74,480
                                                    -----------
                                                        150,118
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INSURANCE BROKERS -- 0.4%
Aon Corp. ............................      3,007   $    72,409
Marsh & McLennan Cos., Inc. ..........      5,214       266,279
                                                    -----------
                                                        338,688
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.9%
AFLAC, Inc. ..........................      4,995       153,596
Jefferson-Pilot Corp. ................      1,393        57,754
John Hancock Financial Services,
  Inc. ...............................      2,795        85,890
Lincoln National Corp. ...............      1,716        61,141
MetLife, Inc. ........................      7,398       209,512
The Principal Financial Group, Inc.
  (a).................................      3,147       101,491
UnumProvident Corp. ..................      2,786        37,360
                                                    -----------
                                                        706,744
                                                    -----------
INSURANCE (MULTI-LINE) -- 2.2%
American International Group, Inc. ...     25,306     1,396,385
Loews Corp. ..........................      1,801        85,169
Prudential Financial Inc. (a).........      5,315       178,850
The Hartford Financial Services Group,
  Inc. ...............................      2,714       136,677
                                                    -----------
                                                      1,797,081
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
Allmerica Financial Corp. ............        528         9,499
American Financial Group, Inc. .......        681        15,527
Fidelity National Financial, Inc. ....      1,314        40,418
First American Corp. .................        697        18,366
SAFECO Corp. .........................      1,343        47,381
The Allstate Corp. ...................      6,824       243,275
The Chubb Corp. ......................      1,761       105,660
The Progressive Corp. ................      2,117       154,753
The St. Paul Cos, Inc. ...............      2,198        80,249
                                                    -----------
                                                        715,128
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.5%
Lehman Brothers Holdings, Inc. .......      2,353       156,427
Merrill Lynch & Co., Inc. ............      9,032       421,614
The Bear Stearns Cos., Inc. ..........        963        69,741
The Charles Schwab Corp. .............     13,043       131,604
The Goldman Sachs Group, Inc. ........      4,723       395,551
                                                    -----------
                                                      1,174,937
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. ......................        862        21,567
Mattel, Inc. .........................      4,241        80,240
                                                    -----------
                                                        101,807
                                                    -----------
LODGING (HOTELS) -- 0.3%
Hilton Hotels Corp. ..................      3,653        46,722
Host Marriott Corp. (a)...............      2,583        23,634
Marriott International, Inc. (Class
  A)..................................      2,269        87,175
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)......................      1,949        55,722
                                                    -----------
                                                        213,253
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc......................      3,341       185,960
Deere & Co. ..........................      2,324       106,207
Dover Corp. ..........................      1,963        58,811
                                                    -----------
                                                        350,978
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING (DIVERSIFIED) -- 2.1%
3M Co. ...............................      3,807   $   491,027
American Standard Cos., Inc. (a)......        702        51,899
Danaher Corp. ........................      1,482       100,850
Eaton Corp. ..........................        723        56,835
Honeywell International, Inc. ........      8,356       224,359
Illinois Tool Works, Inc. ............      2,984       196,496
ITT Industries, Inc. .................        891        58,325
Johnson Controls, Inc. ...............        863        73,873
Lennox International, Inc. ...........        558         7,181
Parker-Hannifin Corp. ................      1,146        48,121
SPX Corp. (a).........................        782        34,455
Textron, Inc. ........................      1,321        51,545
The Brink's Co. ......................        529         7,707
United Technologies Corp. ............      4,566       323,410
                                                    -----------
                                                      1,726,083
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. .................      1,067        53,563
Jabil Circuit, Inc. (a)...............      1,923        42,498
York International Corp. .............        389         9,103
                                                    -----------
                                                        105,164
                                                    -----------
METALS MINING -- 0.0% (B)
Phelps Dodge Corp. (a)................        865        33,164
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.3%
CenterPoint Energy, Inc. .............      2,953        24,067
El Paso Corp. ........................      5,815        46,985
Enterprise Products Partners L.P. ....      1,729        38,954
KeySpan Corp. ........................      1,513        53,636
NiSource, Inc. .......................      2,557        48,583
Sempra Energy.........................      2,001        57,089
                                                    -----------
                                                        269,314
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
IKON Office Solutions, Inc. ..........      1,403        12,487
Pitney Bowes, Inc. ...................      2,296        88,189
Steelcase, Inc. (Class A).............      1,440        16,935
United Stationers, Inc. (a)...........        314        11,357
                                                    -----------
                                                        128,968
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.3%
Amerada Hess Corp. ...................        865        42,541
Marathon Oil Corp. ...................      3,008        79,261
Occidental Petroleum Corp. ...........      3,668       123,061
Premcor Inc. (a)......................        659        14,201
                                                    -----------
                                                        259,064
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 4.3%
ChevronTexaco Corp. ..................     10,406       751,313
ConocoPhillips........................      6,611       362,283
Exxon Mobil Corp. ....................     64,859     2,329,087
Tesoro Petroleum Corp. (a)............        628         4,320
                                                    -----------
                                                      3,447,003
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. ...................      3,258   $   109,371
Halliburton Co. ......................      4,238        97,474
                                                    -----------
                                                        206,845
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.7%
Anadarko Petroleum Corp. .............      2,414       107,351
Burlington Resources Inc. ............      1,955       105,707
Devon Energy Corp. ...................      2,232       119,189
Kerr-McGee Corp. .....................        980        43,904
Murphy Oil Corp. .....................        889        46,761
Smith International, Inc. (a).........        987        36,262
Unocal Corp. .........................      2,504        71,840
                                                    -----------
                                                        531,014
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Ashland, Inc. ........................        662        20,310
Sunoco, Inc. .........................        747        28,192
Valero Energy Corp. ..................      1,095        39,781
                                                    -----------
                                                         88,283
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Boise Cascade Corp. ..................        575        13,742
Georgia-Pacific Corp. ................      2,427        45,992
International Paper Co. ..............      4,649       166,109
MeadWestvaco Corp. ...................      1,951        48,190
Smurfit-Stone Container Corp. (a).....      2,375        30,946
Weyerhaeuser Co. .....................      2,147       115,938
                                                    -----------
                                                        420,917
                                                    -----------
PERSONAL CARE -- 0.7%
Avon Products, Inc. ..................      2,286       142,189
The Estee Lauder Cos., Inc. (Class
  A)..................................      2,255        75,610
The Gillette Co. .....................      9,946       316,880
                                                    -----------
                                                        534,679
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. ....................      2,833        77,483
Xerox Corp. (a).......................      7,167        75,898
                                                    -----------
                                                        153,381
                                                    -----------
PUBLISHING -- 0.1%
The McGraw-Hill Cos., Inc. ...........      1,881       116,622
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. ....................      2,594       199,245
The New York Times Co. (Class A)......      1,478        67,249
Tribune Co. ..........................      3,010       145,383
                                                    -----------
                                                        411,877
                                                    -----------
RAILROADS -- 0.5%
Burlington Northern Santa Fe Corp. ...      3,641       103,550
CSX Corp. ............................      2,083        62,677
Norfolk Southern Corp. ...............      3,778        72,538
Union Pacific Corp. ..................      2,465       143,019
                                                    -----------
                                                        381,784
                                                    -----------
RESTAURANTS -- 0.6%
Darden Restaurants, Inc. .............      1,660        31,507
McDonald's Corp. .....................     12,320       271,779

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Starbucks Corp. (a)...................      3,762   $    92,244
Yum! Brands, Inc. (a).................      2,869        84,808
                                                    -----------
                                                        480,338
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 1.4%
Hughes Supply, Inc. ..................        231         8,016
Lowe's Cos., Inc. ....................      7,581       325,604
The Home Depot, Inc. .................     22,242       736,655
The Sherwin-Williams Co. .............      1,456        39,137
                                                    -----------
                                                      1,109,412
                                                    -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co., Inc. (a)................      3,123       137,162
RadioShack Corp. .....................      1,636        43,043
Tech Data Corp. (a)...................        550        14,691
                                                    -----------
                                                        194,896
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.5%
Dillards, Inc. (Class A)..............        820        11,046
Federated Department Stores, Inc.
  (a).................................      1,848        68,099
J.C. Penney Co., Inc. ................      2,606        43,911
Kohl's Corp. (a)......................      3,272       168,115
Nordstrom, Inc. ......................      1,316        25,688
Saks, Inc. (a)........................      1,413        13,706
The May Department Stores Co. ........      2,798        62,284
                                                    -----------
                                                        392,849
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc. (a)....................      1,130        16,995
Dollar General Corp. .................      3,235        59,071
Family Dollar Stores, Inc. ...........      1,669        63,672
Ross Stores, Inc. ....................        752        32,141
ShopKo Stores, Inc. (a)...............        287         3,731
                                                    -----------
                                                        175,610
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.6%
BJ'S Wholesale Club, Inc. (a).........        675        10,166
Costco Wholesale Corp. (a)............      4,424       161,918
Performance Food Group Co. (a)........        429        15,873
Sears, Roebuck & Co. .................      2,970        99,911
Target Corp. .........................      8,830       334,127
Wal-Mart Stores, Inc. ................     42,587     2,285,644
                                                    -----------
                                                      2,907,639
                                                    -----------
RETAIL (SPECIALTY) -- 0.6%
Advance Auto Parts, Inc. (a)..........        348        21,193
Amazon.com, Inc. (a)..................      3,769       137,531
AutoNation, Inc. (a)..................      2,813        44,220
AutoZone, Inc. (a)....................        846        64,271
Barnes & Noble, Inc. (a)..............        628        14,475
Borders Group, Inc. (a)...............        770        13,560
Foot Locker, Inc. (a).................      1,368        18,126
Office Depot, Inc. (a)................      2,997        43,486
Sonic Automotive, Inc. (Class A)
  (a).................................        415         9,093
Staples, Inc. (a).....................      4,595        84,318
Toys "R" Us, Inc. (a).................      2,073        25,125
                                                    -----------
                                                        475,398
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.5%
Limited Brands........................      5,079        78,724
Liz Claiborne, Inc. ..................      1,043        36,766

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
The Gap, Inc. ........................      8,579   $   160,942
The TJX Cos., Inc. ...................      5,000        94,200
                                                    -----------
                                                        370,632
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.6%
Caremark Rx, Inc. (a).................      2,482        63,738
CVS Corp. ............................      3,815       106,935
Longs Drug Stores Corp. ..............        374         6,208
Walgreen Co. .........................      9,950       299,495
                                                    -----------
                                                        476,376
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Albertson's, Inc. ....................      3,581        68,755
Safeway, Inc. (a).....................      4,283        87,630
The Kroger Co. (a)....................      7,407       123,549
Winn-Dixie Stores, Inc. ..............      1,366        16,816
                                                    -----------
                                                        296,750
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.6%
Golden West Financial Corp. ..........      1,490       119,215
Washington Mutual, Inc. ..............      8,979       370,833
                                                    -----------
                                                        490,048
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc. ..................      1,824       130,781
The Interpublic Group of Cos.,
  Inc. ...............................      3,744        50,095
                                                    -----------
                                                        180,876
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
ARAMARK Corp. (Class B) (a)...........      1,866        41,836
Cendant Corp. (a).....................      9,862       180,672
InterActiveCorp (a)...................      5,423       214,588
The Service Master Co. ...............      2,926        31,308
                                                    -----------
                                                        468,404
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Computer Sciences Corp. (a)...........      1,812        69,073
Electronic Data Systems Corp. ........      4,626        99,228
Ingram Micro, Inc. (Class A) (a)......      1,463        16,093
                                                    -----------
                                                        184,394
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.6%
Automatic Data Processing, Inc. ......      5,822       197,133
First Data Corp. .....................      7,301       302,553
                                                    -----------
                                                        499,686
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.0% (B)
Manpower, Inc. .......................        749        27,780
                                                    -----------
SPECIALTY PRINTING -- 0.0% (B)
R.R. Donnelley & Sons Co. ............      1,108        28,963
                                                    -----------
STEEL -- 0.1%
Nucor Corp. ..........................        761        37,175
The Shaw Group Inc. (a)...............        366         4,410
United States Steel Corp. ............        998        16,337
                                                    -----------
                                                         57,922
                                                    -----------
TELEPHONE -- 3.1%
ALLTEL Corp. .........................      3,021       145,673
BellSouth Corp. ......................     17,964       478,381

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SBC Communications, Inc. .............     32,261   $   824,268
Telephone & Data Systems, Inc. .......        569        28,279
Verizon Communications, Inc. .........     26,688     1,052,842
                                                    -----------
                                                      2,529,443
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.3%
AT&T Corp. ...........................      7,601       146,319
Sprint Corp. .........................      8,684       125,050
                                                    -----------
                                                        271,369
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. (a).........      1,258        36,809
V. F. Corp. ..........................      1,055        35,838
                                                    -----------
                                                         72,647
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.0% (B)
Mohawk Industries, Inc. (a)...........        645        35,817
                                                    -----------
TOBACCO -- 1.2%
Altria Group, Inc. ...................     19,622       891,623
Loews Corp. ..........................        365         9,855
R.J. Reynolds Tobacco Holdings,
  Inc. ...............................        799        29,731
                                                    -----------
                                                        931,209
                                                    -----------
TRUCKING -- 1.2%
C. H. Robinson Worldwide, Inc. .......        824        29,301
CNF, Inc. ............................        483        12,259
FedEx Corp. ..........................      2,898       179,763
Roadway Corp. ........................        191         5,449
Ryder Systems, Inc. ..................        603        15,449
United Parcel Service, Inc. (Class
  B)..................................     10,960       698,152
Yellow Corp. (a)......................        269         6,227
                                                    -----------
                                                        946,600
                                                    -----------
TRUCKS & PARTS -- 0.1%
Cummins, Inc. ........................        396        14,212
Navistar International Corp. (a)......        662        21,601
Paccar, Inc. .........................      1,125        76,005
                                                    -----------
                                                        111,818
                                                    -----------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc. (a).....      1,947        19,567
Waste Management, Inc. ...............      5,774       139,096
                                                    -----------
                                                        158,663
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $92,523,424)..................               80,388,256
                                                    -----------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $318,156)................    318,156       318,156
                                                    -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $92,841,580)..................               80,706,412
OTHER ASSETS AND
  LIABILITIES -- (0.3)%...............                (232,750)
                                                    -----------
NET ASSETS -- 100.0%..................              $80,473,662
                                                    ===========

(a) Non-income producing security
(b) Amount is less than 0.1%

See accompanying notes to financial statements.

FORTUNE e-50(R) INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
COMMON STOCKS -- 100.0%
BROADCASTING (TV, RADIO & CABLE) -- 2.8%
Comcast Corp. (Class A).................     8,617   $  260,061
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 1.6%
QUALCOMM, Inc. .........................     2,570       91,877
Tellabs, Inc. (a).......................     7,543       49,558
                                                     ----------
                                                        141,435
                                                     ----------
COMPUTERS (HARDWARE) -- 10.1%
Dell Computer Corp. (a).................    12,672      404,997
International Business Machines
  Corp. ................................     3,803      313,747
Juniper Networks, Inc. (a)..............     9,896      122,414
Sun Microsystems, Inc. (a)..............    18,127       83,384
                                                     ----------
                                                        924,542
                                                     ----------
COMPUTERS (NETWORKING) -- 9.7%
Cisco Systems, Inc. (a).................    44,903      749,431
Network Appliance, Inc. (a).............     8,678      140,670
                                                     ----------
                                                        890,101
                                                     ----------
COMPUTERS (PERIPHERALS) -- 0.9%
EMC Corp. (a)...........................     7,847       82,158
                                                     ----------
COMPUTER SOFTWARE/SERVICES -- 34.3%
Adobe Systems, Inc. ....................     2,914       93,452
BEA Systems, Inc. (a)...................     8,408       91,311
Check Point Software Technologies Ltd.
  (a)...................................     4,995       97,652
CheckFree Corp. (a).....................     3,522       98,052
Citrix Systems, Inc. (a)................     3,192       64,989
Earthlink, Inc. (a).....................     6,161       48,610
eBay, Inc. (a)..........................     5,985      623,517
Intuit, Inc. (a)........................     1,825       81,267
Macromedia, Inc. (a)....................     4,780      100,571
Microsoft Corp. (a).....................    11,309      289,623
Network Associates, Inc. (a)............     5,651       71,655
Oracle Corp. (a)........................    39,807      478,480
Overture Services, Inc. (a).............     2,869       52,015
PeopleSoft, Inc. (a)....................     4,189       73,685
RealNetworks, Inc. (a)..................    10,873       73,719
S1 Corp. (a)............................     6,238       25,202
Siebel Systems, Inc. (a)................     8,253       78,734
Symantec Corp. (a)......................     1,782       78,159
TIBCO Software, Inc. (a)................     9,302       47,347
VeriSign, Inc. (a)......................     4,143       57,298
VERITAS Software Corp. (a)..............     4,470      128,155
Yahoo!, Inc. (a)........................    11,501      376,773
                                                     ----------
                                                      3,130,266
                                                     ----------
ELECTRONICS (SEMICONDUCTORS) -- 9.7%
Broadcom Corp. (Class A) (a)............     5,073      126,369
Intel Corp. ............................    25,045      520,535
Texas Instruments, Inc. ................    13,780      242,528
                                                     ----------
                                                        889,432
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------     -----
ENTERTAINMENT -- 3.5%
AOL Time Warner, Inc. (a)...............    20,035   $  322,363
                                                     ----------
INVESTMENT BANKING/BROKERAGE -- 3.1%
E*Trade Group, Inc. (a).................    13,171      111,954
Knight Trading Group, Inc. (a)..........     5,571       34,652
The Charles Schwab Corp. ...............    13,472      135,932
                                                     ----------
                                                        282,538
                                                     ----------
RETAIL (SPECIALTY) -- 4.2%
Amazon.com, Inc. (a)....................    10,617      387,414
                                                     ----------
SERVICES (ADVERTISING/MARKETING) -- 1.2%
DoubleClick, Inc. (a)...................     7,998       73,982
Monster Worldwide Inc. (a)..............     1,742       34,378
                                                     ----------
                                                        108,360
                                                     ----------
SERVICES (COMMERCIAL & CONSUMER) -- 9.3%
FreeMarkets, Inc. (a)...................     3,800       26,448
InterActiveCorp (a).....................    20,173      798,246
Sabre Holdings Corp. (a)................     1,027       25,315
                                                     ----------
                                                        850,009
                                                     ----------
TELEPHONE -- 6.9%
BellSouth Corp. ........................     7,322      194,985
SBC Communications, Inc. ...............     7,470      190,859
Verizon Communications, Inc. ...........     6,223      245,497
                                                     ----------
                                                        631,341
                                                     ----------
TELEPHONE (LONG DISTANCE) -- 0.5%
AT&T Corp. .............................     2,320       44,660
                                                     ----------
TRUCKING -- 2.2%
United Parcel Service, Inc. (Class B)...     3,119      198,680
                                                     ----------
TOTAL COMMON STOCKS --
  (Cost $10,542,586)....................              9,143,360
                                                     ----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $13,670)...................    13,670       13,670
                                                     ----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $10,556,256)....................              9,157,030
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.................               (16,606)
                                                     ----------
NET ASSETS -- 100.0%....................             $9,140,424
                                                     ==========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH
                                                                 INDEX FUND        INDEX FUND         INDEX FUND
                                                              ----------------   ---------------   ----------------
ASSETS
  Investments in securities at value (Note 2)...............    $ 22,553,398       $44,760,032       $18,748,097
  Cash......................................................           2,678                --                --
  Foreign currency..........................................              --                --                --
  Receivable for investments sold...........................              --                --                --
  Dividends receivable (Note 2).............................          19,397            66,155             7,838
                                                                ------------       -----------       -----------
         TOTAL ASSETS.......................................      22,575,473        44,826,187        18,755,935
                                                                ------------       -----------       -----------
LIABILITIES
  Distributions payable (Note 2)............................          25,884           200,526                --
  Payable for investments purchased.........................           2,678                --             3,951
  Due to custodian..........................................              --                --                --
  Accrued advisory fee (Note 3).............................           3,742             6,946             3,869
  Accrued trustees fee (Note 3).............................           1,513             2,613             1,596
                                                                ------------       -----------       -----------
         TOTAL LIABILITIES..................................          33,817           210,085             9,416
                                                                ------------       -----------       -----------
         NET ASSETS.........................................    $ 22,541,656       $44,616,102       $18,746,519
                                                                ============       ===========       ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................    $ 35,184,701       $51,331,082       $28,982,425
  Undistributed (distribution in excess of) net investment
    income..................................................          12,262            11,223             2,131
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................     (13,725,108)       (2,922,596)       (9,927,262)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................       1,069,801        (3,803,607)         (310,775)
    Foreign currency........................................              --                --                --
                                                                ------------       -----------       -----------
         NET ASSETS.........................................    $ 22,541,656       $44,616,102       $18,746,519
                                                                ============       ===========       ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................    $      40.98       $    111.52       $     53.55
                                                                ============       ===========       ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................         550,107           400,077           350,100
                                                                ============       ===========       ===========
  Investments in securities, at cost........................    $ 21,483,597       $48,563,639       $19,058,872
                                                                ============       ===========       ===========
  Foreign currency, at cost.................................    $         --       $        --       $        --
                                                                ============       ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    DOW JONES U.S.      DOW JONES       WILSHIRE     MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
    SMALL CAP VALUE   GLOBAL TITANS       REIT         TECHNOLOGY        INTERNET         500(R)        E-50(R)
      INDEX FUND       INDEX FUND      INDEX FUND      INDEX FUND       INDEX FUND      INDEX FUND    INDEX FUND
    ---------------   -------------   ------------   --------------   --------------   ------------   -----------
      $33,901,788      $10,851,304    $122,354,518    $ 34,847,157     $  5,231,338    $ 80,706,412   $ 9,157,030
            3,773               --             620              --               --           8,674        26,587
               --           11,688              --              --               --              --            --
               --            4,762         827,404              --           11,620          11,855        52,924
           55,557           33,691         751,370          13,209               --         101,501           489
      -----------      -----------    ------------    ------------     ------------    ------------   -----------
       33,961,118       10,901,445     123,933,912      34,860,366        5,242,958      80,828,442     9,237,030
      -----------      -----------    ------------    ------------     ------------    ------------   -----------
          133,520           81,075       1,563,825              --               --         303,686        11,298
            3,773               --         941,898              --               --          30,139        83,329
               --               --              --              --            9,481              --            --
            6,976            4,769          23,723          14,492            2,162          13,394         1,445
            4,036            1,584           6,603           3,880              363           7,561           534
      -----------      -----------    ------------    ------------     ------------    ------------   -----------
          148,305           87,428       2,536,049          18,372           12,006         354,780        96,606
      -----------      -----------    ------------    ------------     ------------    ------------   -----------
      $33,812,813      $10,814,017    $121,397,863    $ 34,841,994     $  5,230,952    $ 80,473,662   $ 9,140,424
      ===========      ===========    ============    ============     ============    ============   ===========
      $34,904,959      $18,437,258    $110,444,531    $ 94,224,031     $ 24,274,121    $ 98,132,727   $16,542,232
          (64,177)          49,754           5,078              --               --          29,844           (46)
         (140,528)      (3,550,849)         41,148     (31,738,271)     (19,833,769)     (5,553,741)   (6,002,536)
         (887,441)      (4,122,622)     10,907,106     (27,643,766)         790,600     (12,135,168)   (1,399,226)
               --              476              --              --               --              --            --
      -----------      -----------    ------------    ------------     ------------    ------------   -----------
      $33,812,813      $10,814,017    $121,397,863    $ 34,841,994     $  5,230,952    $ 80,473,662   $ 9,140,424
      ===========      ===========    ============    ============     ============    ============   ===========
      $    135.20      $     54.04    $     127.77    $      36.67     $      10.46    $      69.97   $     26.11
      ===========      ===========    ============    ============     ============    ============   ===========
          250,096          200,119         950,092         950,102          500,145       1,150,102       350,118
      ===========      ===========    ============    ============     ============    ============   ===========
      $34,789,229      $14,973,926    $111,447,412    $ 62,490,923     $  4,440,738    $ 92,841,580   $10,556,256
      ===========      ===========    ============    ============     ============    ============   ===========
      $        --      $    11,929    $         --    $         --     $         --    $         --   $        --
      ===========      ===========    ============    ============     ============    ============   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.     DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE   SMALL CAP GROWTH
                                                                 INDEX FUND        INDEX FUND         INDEX FUND
                                                              ----------------   ---------------   ----------------
INVESTMENT INCOME
  Dividend income (Note 2)..................................    $   134,699        $   746,587       $    39,484
  Foreign taxes withheld....................................            (24)                --                --
                                                                -----------        -----------       -----------
  TOTAL INVESTMENT INCOME...................................        134,675            746,587            39,484
                                                                -----------        -----------       -----------
EXPENSES
  Advisory fee (Note 3).....................................         31,148             53,946            39,873
  Trustees fee (Note 3).....................................          4,583              8,798             6,129
                                                                -----------        -----------       -----------
  NET EXPENSES..............................................         35,731             62,744            46,002
                                                                -----------        -----------       -----------
  NET INVESTMENT INCOME (LOSS)..............................         98,944            683,843            (6,518)
                                                                -----------        -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments.............................................    (13,917,945)        (4,140,508)       (8,149,343)
    Foreign currency transactions...........................             --                 --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................     13,970,977          2,670,268         7,338,332
    Foreign currency........................................             --                 --                --
                                                                -----------        -----------       -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................         53,032         (1,470,240)         (811,011)
                                                                -----------        -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $   151,976        $  (786,397)      $  (817,529)
                                                                ===========        ===========       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    DOW JONES U.S.      DOW JONES      WILSHIRE     MORGAN STANLEY   MORGAN STANLEY     FORTUNE      FORTUNE
    SMALL CAP VALUE   GLOBAL TITANS      REIT         TECHNOLOGY        INTERNET        500(R)       E-50(R)
      INDEX FUND       INDEX FUND     INDEX FUND      INDEX FUND       INDEX FUND     INDEX FUND    INDEX FUND
    ---------------   -------------   -----------   --------------   --------------   -----------   ----------
      $ 1,212,324      $   374,408    $ 5,089,433    $    125,166     $     1,140     $ 1,434,266   $   23,156
               --          (20,325)            --          (2,742)             --              --           --
      -----------      -----------    -----------    ------------     -----------     -----------   ----------
        1,212,324          354,083      5,089,433         122,424           1,140       1,434,266       23,156
      -----------      -----------    -----------    ------------     -----------     -----------   ----------
           99,084           76,538        176,061         189,387          18,374         152,053       10,971
           17,772            6,079         20,806          13,096           1,298          29,213          933
      -----------      -----------    -----------    ------------     -----------     -----------   ----------
          116,856           82,617        196,867         202,483          19,672         181,266       11,904
      -----------      -----------    -----------    ------------     -----------     -----------   ----------
        1,095,468          271,466      4,892,566         (80,059)        (18,532)      1,253,000       11,252
      -----------      -----------    -----------    ------------     -----------     -----------   ----------
        1,666,169       (4,537,255)      (536,996)    (27,136,453)     (2,938,284)     (2,971,467)    (990,923)
               --           43,238             --              --              --              --           --
       (4,395,671)       2,644,769      7,563,539      29,816,711       4,780,644       1,546,738    2,134,959
               --              155             --              --              --              --           --
      -----------      -----------    -----------    ------------     -----------     -----------   ----------
       (2,729,502)      (1,849,093)     7,026,543       2,680,258       1,842,360      (1,424,729)   1,144,036
      -----------      -----------    -----------    ------------     -----------     -----------   ----------
      $(1,634,034)     $(1,577,627)   $11,919,109    $  2,600,199     $ 1,823,828     $  (171,729)  $1,155,288
      ===========      ===========    ===========    ============     ===========     ===========   ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    DOW JONES U.S.                DOW JONES U.S.
                                                              LARGE CAP GROWTH INDEX FUND   LARGE CAP VALUE INDEX FUND
                                                              ---------------------------   ---------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                               6/30/2003      6/30/2002      6/30/2003      6/30/2002
                                                              ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................  $     98,944   $     64,741   $    683,843   $    785,291
  Net realized gain (loss) on investments and foreign
    currency transactions...................................   (13,917,945)    (4,780,451)    (4,140,508)      (295,351)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency........................    13,970,977     (3,129,398)     2,670,268     (6,070,358)
                                                              ------------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       151,976     (7,845,108)      (786,397)    (5,580,418)
                                                              ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (98,057)       (53,366)      (694,126)      (771,288)
  Net realized gains........................................            --             --             --             --
                                                              ------------   ------------   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................       (98,057)       (53,366)      (694,126)      (771,288)
                                                              ------------   ------------   ------------   ------------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................    17,133,215             51     32,401,126     18,577,376
  Net proceeds from reinvestment of streetTRACKS
    distribution............................................           110             --             --             --
  Cost of streetTRACKS redeemed.............................   (11,076,926)            --    (25,293,278)   (12,079,329)
                                                              ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS..............................................     6,056,399             51      7,107,848      6,498,047
                                                              ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets during period.......     6,110,318     (7,898,423)     5,627,325        146,341
  Net assets at beginning of year...........................    16,431,338     24,329,761     38,988,777     38,842,436
                                                              ------------   ------------   ------------   ------------
NET ASSETS END OF YEAR (1)..................................  $ 22,541,656   $ 16,431,338   $ 44,616,102   $ 38,988,777
                                                              ============   ============   ============   ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................       450,000              1        300,000        150,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................             3             --             --             --
  streetTRACKS redeemed.....................................      (300,000)            --       (250,000)      (100,000)
                                                              ------------   ------------   ------------   ------------
NET INCREASE (DECREASE).....................................       150,003              1         50,000         50,000
                                                              ============   ============   ============   ============
(1) Including undistributed (distribution in excess of) net
      investment income.....................................  $     12,262   $     11,375   $     11,223   $     22,006
                                                              ============   ============   ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           DOW JONES U.S.                DOW JONES U.S.                 DOW JONES
    SMALL CAP GROWTH INDEX FUND    SMALL CAP VALUE INDEX FUND    GLOBAL TITANS INDEX FUND
    ----------------------------   --------------------------   --------------------------
     YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
     6/30/2003       6/30/2002      6/30/2003      6/30/2002     6/30/2003      6/30/2002
    ------------   -------------   ------------   -----------   ------------   -----------
    $    (6,518)   $    (35,445)   $  1,095,468   $   785,753   $    271,466   $   216,231
     (8,149,343)       (499,308)      1,666,169     2,279,668     (4,494,017)   (1,426,459)
      7,338,332      (7,717,970)     (4,395,671)     (590,783)     2,644,924    (3,428,236)
    -----------    ------------    ------------   -----------   ------------   -----------
       (817,529)     (8,252,723)     (1,634,034)    2,474,638     (1,577,627)   (4,638,464)
    -----------    ------------    ------------   -----------   ------------   -----------
             --              --      (1,039,572)     (760,512)      (278,650)     (204,047)
             --              --        (314,300)     (949,212)            --            --
    -----------    ------------    ------------   -----------   ------------   -----------
             --              --      (1,353,872)   (1,709,724)      (278,650)     (204,047)
    -----------    ------------    ------------   -----------   ------------   -----------
      2,259,462      21,002,378              --    34,519,176      5,169,381     8,860,544
             --              --              --            --             --            --
     (4,342,540)    (10,896,941)    (17,416,735)   (6,869,895)   (17,705,651)           --
    -----------    ------------    ------------   -----------   ------------   -----------
     (2,083,078)     10,105,437     (17,416,735)   27,649,281    (12,536,270)    8,860,544
    -----------    ------------    ------------   -----------   ------------   -----------
     (2,900,607)      1,852,714     (20,404,641)   28,414,195    (14,392,547)    4,018,033
     21,647,126      19,794,412      54,217,454    25,803,259     25,206,564    21,188,531
    -----------    ------------    ------------   -----------   ------------   -----------
    $18,746,519    $ 21,647,126    $ 33,812,813   $54,217,454   $ 10,814,017   $25,206,564
    ===========    ============    ============   ===========   ============   ===========
         50,000         300,000              --       250,000        100,000       150,000
             --              --              --            --             --            --
       (100,000)       (150,000)       (150,000)      (50,000)      (350,000)           --
    -----------    ------------    ------------   -----------   ------------   -----------
        (50,000)        150,000        (150,000)      200,000       (250,000)      150,000
    ===========    ============    ============   ===========   ============   ===========
    $     2,131    $         --    $    (64,177)  $   (23,260)  $     49,754   $    13,700
    ===========    ============    ============   ===========   ============   ===========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                    WILSHIRE REIT           MORGAN STANLEY TECHNOLOGY
                                                                      INDEX FUND                   INDEX FUND
                                                              --------------------------   ---------------------------
                                                               YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                               6/30/2003      6/30/2002     6/30/2003      6/30/2002
                                                              ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................  $  4,892,566   $ 1,323,493   $    (80,059)  $   (199,808)
  Net realized gain (loss) on investments and foreign
    currency transactions...................................      (536,996)      112,186    (27,136,453)   (15,549,006)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency........................     7,563,539     1,726,174     29,816,711    (21,823,803)
                                                              ------------   -----------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    11,919,109     3,161,853      2,600,199    (37,572,617)
                                                              ------------   -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (4,246,464)   (1,259,473)            --             --
  Net realized gains........................................      (245,446)     (104,160)            --             --
                                                              ------------   -----------   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................    (4,491,910)   (1,363,633)            --             --
                                                              ------------   -----------   ------------   ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................    81,348,296    12,703,535      8,842,184     24,120,657
  Net proceeds from reinvestment of streetTRACKS
    distribution............................................            --            --             --             --
  Cost of streetTRACKS redeemed.............................            --            --    (29,876,048)    (5,995,908)
                                                              ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS..............................................    81,348,296    12,703,535    (21,033,864)    18,124,749
                                                              ------------   -----------   ------------   ------------
  Net increase (decrease) in net assets during period.......    88,775,495    14,501,755    (18,433,665)   (19,447,868)
  Net assets at beginning of year...........................    32,622,368    18,120,613     53,275,659     72,723,527
                                                              ------------   -----------   ------------   ------------
NET ASSETS END OF YEAR (1)..................................  $121,397,863   $32,622,368   $ 34,841,994   $ 53,275,659
                                                              ============   ===========   ============   ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................       700,000       100,000        300,000        500,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................            --            --             --             --
  streetTRACKS redeemed.....................................            --            --       (950,000)      (150,000)
                                                              ------------   -----------   ------------   ------------
NET INCREASE (DECREASE).....................................       700,000       100,000       (650,000)       350,000
                                                              ============   ===========   ============   ============
(1) Including undistributed(distributions in excess of) net
      investment income.....................................  $      5,078   $   (27,123)  $         --   $         --
                                                              ============   ===========   ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     MORGAN STANLEY INTERNET          FORTUNE 500(R)               FORTUNE E-50(R)
           INDEX FUND                   INDEX FUND                   INDEX FUND
    -------------------------   ---------------------------   -------------------------
    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
     6/30/2003     6/30/2002     6/30/2003      6/30/2002     6/30/2003     6/30/2002
    -----------   -----------   ------------   ------------   ----------   ------------
    $   (18,532)  $   (26,374)  $  1,253,000   $    628,980   $   11,252   $     (8,258)
     (2,938,284)   (5,693,695)    (2,971,467)    (3,193,811)    (990,923)    (4,034,857)
      4,780,644       (28,611)     1,546,738     (9,145,697)   2,134,959     (2,877,632)
    -----------   -----------   ------------   ------------   ----------   ------------
      1,823,828    (5,748,680)      (171,729)   (11,710,528)   1,155,288     (6,920,747)
    -----------   -----------   ------------   ------------   ----------   ------------
             --            --     (1,264,436)      (597,631)     (11,298)            --
             --            --             --             --           --             --
    -----------   -----------   ------------   ------------   ----------   ------------
             --            --     (1,264,436)      (597,631)     (11,298)            --
    -----------   -----------   ------------   ------------   ----------   ------------
      3,271,911     7,821,147     16,740,158     55,922,108    2,670,738             --
             --            --             --             --           --             --
     (4,672,564)   (4,041,857)   (10,094,490)   (16,282,831)          --     (3,911,563)
    -----------   -----------   ------------   ------------   ----------   ------------
     (1,400,653)    3,779,290      6,645,668     39,639,277    2,670,738     (3,911,563)
    -----------   -----------   ------------   ------------   ----------   ------------
        423,175    (1,969,390)     5,209,503     27,331,118    3,814,728    (10,832,310)
      4,807,777     6,777,167     75,264,159     47,933,041    5,325,696     16,158,006
    -----------   -----------   ------------   ------------   ----------   ------------
    $ 5,230,952   $ 4,807,777   $ 80,473,662   $ 75,264,159   $9,140,424   $  5,325,696
    ===========   ===========   ============   ============   ==========   ============
        400,000       700,000        250,000        700,000      100,000             --
             --            --             --             --           --             --
       (550,000)     (400,000)      (150,000)      (200,000)          --       (150,000)
    -----------   -----------   ------------   ------------   ----------   ------------
       (150,000)      300,000        100,000        500,000      100,000       (150,000)
    ===========   ===========   ============   ============   ==========   ============
    $        --   $        --   $     29,844   $     40,381   $      (46)  $         --
    ===========   ===========   ============   ============   ==========   ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    DOW JONES U.S.                           DOW JONES U.S.
                                                   LARGE CAP GROWTH                            LARGE CAP
                                                      INDEX FUND                            VALUE INDEX FUND
                                        --------------------------------------   --------------------------------------
                                          YEAR        YEAR      FOR THE PERIOD     YEAR        YEAR      FOR THE PERIOD
                                          ENDED       ENDED      9/25/2000*-       ENDED       ENDED      9/25/2000*-
                                        6/30/2003   6/30/2002     6/30/2001      6/30/2003   6/30/2002     6/30/2001
                                        ---------   ---------   --------------   ---------   ---------   --------------
Net asset value, beginning of period
  (Note 7)............................   $ 41.07     $ 60.81       $ 97.36        $111.37     $129.44       $129.48
                                         -------     -------       -------        -------     -------       -------
Income (loss) from investment
  operations:
Net investment income (loss)..........      0.24(4)     0.16          0.06           2.69        2.33          1.70
Net realized and unrealized gain
  (loss)(5)...........................     (0.10)     (19.77)       (36.55)          0.18      (18.11)        (0.06)
                                         -------     -------       -------        -------     -------       -------
Total from investment operations......      0.14      (19.61)       (36.49)          2.87      (15.78)         1.64
                                         -------     -------       -------        -------     -------       -------
Distributions to shareholders from:
Net investment income.................     (0.23)      (0.13)        (0.06)         (2.72)      (2.29)        (1.68)
In excess of net investment income....        --          --            --(#)
Net realized gains....................        --          --            --             --          --            --
Capital...............................
                                         -------     -------       -------        -------     -------       -------
Total distributions...................     (0.23)      (0.13)        (0.06)         (2.72)      (2.29)        (1.68)
                                         -------     -------       -------        -------     -------       -------
Net asset value, end of period........   $ 40.98     $ 41.07       $ 60.81        $111.52     $111.37       $129.44
                                         =======     =======       =======        =======     =======       =======
Total return (1)......................      0.38%     (32.29)%      (37.48)%         2.87%     (12.31)%        1.28%
Net assets, end of period (in
  000's)..............................   $22,542     $16,431       $24,330        $44,616     $38,989       $38,842
Ratio of expenses to average net
  assets..............................      0.23%       0.25%         0.22%(2)       0.23%       0.24%         0.21%(2)
Ratio of net investment income (loss)
  to average net assets...............      0.64%       0.32%         0.10%(2)       2.54%       1.81%         1.61%(2)
Portfolio turnover rate (3)...........        37%         18%           16%            33%         10%           12%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

--------------------------------------------------------------------------------

                 DOW JONES U.S.                            DOW JONES U.S.                             DOW JONES
                SMALL CAP GROWTH                             SMALL CAP                              GLOBAL TITANS
                   INDEX FUND                             VALUE INDEX FUND                            INDEX FUND
     --------------------------------------    --------------------------------------   --------------------------------------
       YEAR        YEAR      FOR THE PERIOD      YEAR        YEAR      FOR THE PERIOD     YEAR        YEAR      FOR THE PERIOD
       ENDED       ENDED      9/25/2000*-        ENDED       ENDED      9/25/2000*-       ENDED       ENDED      9/25/2000*-
     6/30/2003   6/30/2002     6/30/2001       6/30/2003   6/30/2002     6/30/2001      6/30/2003   6/30/2002     6/30/2001
     ---------   ---------   --------------    ---------   ---------   --------------   ---------   ---------   --------------
      $ 54.10     $ 79.15       $100.26         $135.51     $128.95       $103.71        $ 56.00     $ 70.60       $ 84.28
      -------     -------       -------         -------     -------       -------        -------     -------       -------
        (0.02)         --         (0.09)           3.78        2.89          2.40         0.90(4)       0.62          0.57
        (0.53)     (25.05)       (21.02)           0.40       11.45         25.10          (1.67)     (14.63)       (13.67)
      -------     -------       -------         -------     -------       -------        -------     -------       -------
        (0.55)     (25.05)       (21.11)           4.18       14.34         27.50          (0.77)     (14.01)       (13.10)
      -------     -------       -------         -------     -------       -------        -------     -------       -------
           --          --            --           (3.59)      (3.04)        (2.26)         (1.19)      (0.59)        (0.56)
           --          --            --           (0.90)      (4.74)           --             --          --            --
                                                                                              --          --         (0.02)
      -------     -------       -------         -------     -------       -------        -------     -------       -------
           --          --            --           (4.49)      (7.78)        (2.26)         (1.19)      (0.59)        (0.58)
      -------     -------       -------         -------     -------       -------        -------     -------       -------
      $ 53.55     $ 54.10       $ 79.15         $135.20     $135.51       $128.95        $ 54.04     $ 56.00       $ 70.60
      =======     =======       =======         =======     =======       =======        =======     =======       =======
        (1.02)%    (31.64)%      (21.07)%          3.57%      11.54%        26.69%         (1.21)%    (19.92)%      (15.54)%
      $18,747     $21,647       $19,794         $33,813     $54,217       $25,803        $10,814     $25,207       $21,189
         0.29%       0.30%         0.30%(2)        0.29%       0.28%         0.28%(2)       0.54%       0.55%         0.52%(2)
        (0.04)%     (0.22)%       (0.22)%(2)       2.76%       2.31%         2.70%(2)       1.77%       1.07%         0.87%(2)
           60%         46%           34%             43%         29%           47%            13%         12%           16%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                     WILSHIRE REIT                      MORGAN STANLEY TECHNOLOGY
                                                       INDEX FUND                               INDEX FUND
                                         --------------------------------------   --------------------------------------
                                           YEAR        YEAR      FOR THE PERIOD     YEAR        YEAR      FOR THE PERIOD
                                           ENDED       ENDED      4/23/2001*-       ENDED       ENDED      9/25/2000*-
                                         6/30/2003   6/30/2002     6/30/2001      6/30/2003   6/30/2002     6/30/2001
                                         ---------   ---------   --------------   ---------   ---------   --------------
Net asset value, beginning of period
  (Note 7).............................  $ 130.44     $120.73       $109.22        $ 33.30     $ 58.17       $ 97.81
                                         --------     -------       -------        -------     -------       -------
Income (loss) from investment
  operations:
Net investment income (loss)...........      6.28        8.19(4)       1.41          (0.08)         --         (0.13)
Net realized and unrealized gain
  (loss)(5)............................     (2.38)       9.62         10.83           3.45      (24.87)       (39.51)
                                         --------     -------       -------        -------     -------       -------
Total from investment operations.......      3.90       17.81         12.24           3.37      (24.87)       (39.64)
                                         --------     -------       -------        -------     -------       -------
Distributions to shareholders from:
Net investment income..................     (6.16)      (7.41)        (0.73)            --          --            --
Net realized gains.....................     (0.41)      (0.69)           --             --          --            --
                                         --------     -------       -------        -------     -------       -------
Total distributions....................     (6.57)      (8.10)        (0.73)            --          --            --
                                         --------     -------       -------        -------     -------       -------
Net asset value, end of period.........  $ 127.77     $130.44       $120.73        $ 36.67     $ 33.30       $ 58.17
                                         ========     =======       =======        =======     =======       =======
Total return (1).......................      3.41%      15.53%        11.22%         10.14%     (42.77)%      (40.52)%
Net assets, end of period (in 000's)...  $121,398     $32,622       $18,121        $34,842     $53,276       $72,724
Ratio of expenses to average net
  assets...............................      0.28%       0.30%         0.32%(2)       0.53%       0.54%         0.51%(2)
Ratio of net investment income (loss)
  to average net assets................      6.95%       6.74%         6.88%(2)      (0.21)%     (0.30)%       (0.30)%(2)
Portfolio turnover rate (3)............        10%         15%            2%            23%         37%           26%

See accompanying notes to Financial Highlights on page 59 and notes to financial statements.

--------------------------------------------------------------------------------

           MORGAN STANLEY INTERNET                       FORTUNE 500(R)                          FORTUNE E-50(R)
                  INDEX FUND                               INDEX FUND                               INDEX FUND
    --------------------------------------   --------------------------------------   --------------------------------------
    YEAR          YEAR      FOR THE PERIOD     YEAR        YEAR      FOR THE PERIOD     YEAR        YEAR      FOR THE PERIOD
    ENDED         ENDED      9/25/2000*-       ENDED       ENDED      10/4/2000*-       ENDED       ENDED      10/4/2000*-
    6/30/2003   6/30/2002     6/30/2001      6/30/2003   6/30/2002     6/30/2001      6/30/2003   6/30/2002     6/30/2001
    ---------   ---------   --------------   ---------   ---------   --------------   ---------   ---------   --------------
     $ 7.39      $ 19.36       $ 68.92        $ 71.67     $ 87.13       $ 97.85        $21.29      $ 40.38       $ 84.48
     ------      -------       -------        -------     -------       -------        ------      -------       -------
      (0.04)          --         (0.21)          1.05        1.02          0.72          0.03           --         (0.09)
       3.11       (11.97)       (49.35)         (1.68)     (15.49)       (10.73)         4.82       (19.09)       (44.01)
     ------      -------       -------        -------     -------       -------        ------      -------       -------
       3.07       (11.97)       (49.56)         (0.63)     (14.47)       (10.01)         4.85       (19.09)       (44.10)
     ------      -------       -------        -------     -------       -------        ------      -------       -------
         --           --            --          (1.07)      (0.99)        (0.71)        (0.03)          --            --
         --           --            --             --          --            --            --           --            --
     ------      -------       -------        -------     -------       -------        ------      -------       -------
         --           --            --          (1.07)      (0.99)        (0.71)        (0.03)          --            --
     ------      -------       -------        -------     -------       -------        ------      -------       -------
     $10.46      $  7.39       $ 19.36        $ 69.97     $ 71.67       $ 87.13        $26.11      $ 21.29       $ 40.38
     ======      =======       =======        =======     =======       =======        ======      =======       =======
      41.43%      (61.79)%      (71.92)%        (0.77)%    (16.69)%      (10.22)%       22.73%      (47.26)%      (52.20)%
     $5,231      $ 4,808       $ 6,777        $80,474     $75,264       $47,933        $9,140      $ 5,326       $16,158
       0.54%        0.60%         0.53%(2)       0.24%       0.23%         0.21%(2)      0.22%        0.26%         0.22%(2)
      (0.50)%      (0.58)%       (0.52)%(2)      1.65%       1.25%         1.06%(2)      0.21%       (0.07)%       (0.15)%(2)
         56%          64%           76%             6%          6%            6%           17%          30%           30%

 *   Commencement of operations.
 (#) Amount is less than $0.01 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.
(4) Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of ten portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund"), streetTRACKS Morgan Stanley Internet Index Fund ("Morgan Stanley Internet Index Fund"), FORTUNE 500(R) Index Fund and FORTUNE e-50(R) Index Fund, each of which represents a separate series of beneficial interest in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by SSgA Funds Management, Inc. (the "Adviser") in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED)

revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

Each Fund has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At June 30, 2003, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                                               2009         2010           2011
---------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $12,048    $ 5,920,273    $ 4,738,409
Dow Jones U.S. Large Cap Value Index Fund                          --        417,474      1,234,063
Dow Jones U.S. Small Cap Growth Index Fund                     83,119      2,147,741      5,875,895
Dow Jones U.S. Small Cap Value Index Fund                          --             --             --
Dow Jones Global Titans Index Fund                             12,170        976,050      1,507,681
Wilshire REIT Index Fund                                           --             --             --
Morgan Stanley Technology Index Fund                            1,836      2,341,875     10,238,030
Morgan Stanley Internet Index Fund                             11,495     13,998,828      4,885,794
FORTUNE 500(R) Index Fund                                          --        372,167      3,656,316
FORTUNE e-50(R) Index Fund                                     71,566      3,574,147      2,183,501

For the year ended June 30, 2003, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $(8,536,238)
Dow Jones U.S. Large Cap Value Index Fund                        (2,706,749)
Dow Jones U.S. Small Cap Growth Index Fund                       (1,148,633)
Dow Jones U.S. Small Cap Value Index Fund                         1,332,339
Dow Jones Global Titans Index Fund                               (3,248,634)
Wilshire REIT Index Fund                                                 --
Morgan Stanley Technology Index Fund                             (8,065,027)
Morgan Stanley Internet Index Fund                                  786,098
FORTUNE 500(R) Index Fund                                           918,457
FORTUNE e-50(R) Index Fund                                               --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2002 through June 30, 2003 that are deferred for tax purposes until fiscal 2004:

                                                                   DEFERRED LOSSES
----------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                           $ 3,001,580
Dow Jones U.S. Large Cap Value Index Fund                              1,221,819
Dow Jones U.S. Small Cap Growth Index Fund                             1,776,467
Dow Jones U.S. Small Cap Value Index Fund                                     --
Dow Jones Global Titans Index Fund                                       986,129
Wilshire REIT Index Fund                                                      --
Morgan Stanley Technology Index Fund                                  19,102,336
Morgan Stanley Internet Index Fund                                       820,612
FORTUNE 500(R) Index Fund                                              1,195,838
FORTUNE e-50(R) Index Fund                                                54,055

For the year ended June 30, 2003, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended June 30, 2003, was as follows:

                                                                                     LONG-TERM
                                                              ORDINARY INCOME       CAPITAL GAIN
------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   98,057            $     --
Dow Jones U.S. Large Cap Value Index Fund                          694,126                  --
Dow Jones U.S. Small Cap Growth Index Fund                              --                  --
Dow Jones U.S. Small Cap Value Index Fund                        1,059,835             294,037
Dow Jones Global Titans Index Fund                                 278,650                  --
Wilshire REIT Index Fund                                         4,322,352             169,558
Morgan Stanley Technology Index Fund                                    --                  --
Morgan Stanley Internet Index Fund                                      --                  --
FORTUNE 500(R) Index Fund                                        1,264,436                  --
FORTUNE e-50(R) Index Fund                                          11,298                  --

As of June 30, 2003 the components of distributable earnings on a tax basis were as follows:

                                                                                    UNDISTRIBUTED       NET UNREALIZED
                                                               UNDISTRIBUTED          LONG-TERM          APPRECIATION
                                                              ORDINARY INCOME       CAPITAL GAIN        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       $ 38,146             $     --              1,017,004
Dow Jones U.S. Large Cap Value Index Fund                         211,205                   --             (3,852,303)
Dow Jones U.S. Small Cap Growth Index Fund                             --                   --               (352,683)
Dow Jones U.S. Small Cap Value Index Fund                              --                   --               (958,625)
Dow Jones Global Titans Index Fund                                130,829                   --             (4,191,441)
Wilshire REIT Index Fund                                          644,568              511,896             11,360,692
Morgan Stanley Technology Index Fund                                   --                   --            (27,697,958)
Morgan Stanley Internet Index Fund                                     --                   --                673,560
FORTUNE 500(R) Index Fund                                         332,927                   --            (12,463,986)
FORTUNE e-50(R) Index Fund                                         11,252                   --             (1,518,493)

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley Technology Index Fund                             0.50
Morgan Stanley Internet Index Fund                               0.50
FORTUNE 500(R) Index Fund                                        0.20
FORTUNE e-50(R) Index Fund                                       0.20

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the FORTUNE 500(R) Index Fund and the FORTUNE e-50(R) Index Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays fees and expenses of the Independent Trustees, including Trustee's legal counsel fees. The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2003 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund              $21,536,394    $ 1,501,131     $   484,127      $  1,017,004
Dow Jones U.S. Large Cap Value Index Fund                48,612,335        500,971       4,353,274        (3,852,303)
Dow Jones U.S. Small Cap Growth Index Fund               19,100,780      2,476,410       2,829,093          (352,683)
Dow Jones U.S. Small Cap Value Index Fund                34,860,413      2,936,646       3,895,271          (958,625)
Dow Jones Global Titans Index Fund                       15,042,745         73,088       4,264,529        (4,191,441)
Wilshire REIT Index Fund                                110,993,826     12,713,230       1,352,538        11,360,692
Morgan Stanley Technology Index Fund                     62,545,115      1,643,553      29,341,511       (27,697,958)
Morgan Stanley Internet Index Fund                        4,557,778        895,590         222,030           673,560
FORTUNE 500(R) Index Fund                                93,170,398      2,636,870      15,100,856       (12,463,986)
FORTUNE e-50(R) Index Fund                               10,675,523        938,388       2,456,881        (1,518,493)

6.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2003, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                     $17,132,585     $11,076,157
Dow Jones U.S. Large Cap Value Index Fund                       32,399,380      25,292,535
Dow Jones U.S. Small Cap Growth Index Fund                       2,173,664       4,342,585
Dow Jones U.S. Small Cap Value Index Fund                               --      17,416,295
Dow Jones Global Titans Index Fund                               4,947,386      16,938,023
Wilshire REIT Index Fund                                        81,568,196              --
Morgan Stanley Technology Index Fund                             8,842,502      29,878,262
Morgan Stanley Internet Index Fund                               3,272,310       4,673,518
FORTUNE 500(R) Index Fund                                       16,753,073      10,095,673
FORTUNE e-50(R) Index Fund                                       2,671,073              --

For the year ended June 30, 2003, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 6,048,125    $ 6,031,538
Dow Jones U.S. Large Cap Value Index Fund                       9,091,032      9,325,149
Dow Jones U.S. Small Cap Growth Index Fund                      9,879,049      9,813,822
Dow Jones U.S. Small Cap Value Index Fund                      17,320,096     17,765,812
Dow Jones Global Titans Index Fund                              2,144,806      2,713,555
Wilshire REIT Index Fund                                        7,054,108      7,275,215
Morgan Stanley Technology Index Fund                            8,694,974      8,745,181
Morgan Stanley Internet Index Fund                              2,054,288      2,067,795
FORTUNE 500(R) Index Fund                                       4,818,155      4,917,547
FORTUNE e-50(R) Index Fund                                        962,500        954,001

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

For the year ended June 30, 2003, State Street Brokerage Services earned the following brokerage commissions from Investment Transactions:

FUND                                                            COMMISSION
--------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                        $     67
Dow Jones U.S. Large Cap Value Index Fund                              183
Dow Jones U.S. Small Cap Growth Index Fund                              45
Dow Jones U.S. Small Cap Value Index Fund                            2,673
Dow Jones Global Titans Index Fund                                     261
Wilshire REIT Index Fund                                             2,220
Morgan Stanley Technology Index Fund                                    93
Morgan Stanley Internet Index Fund                                      95
FORTUNE 500(R) Index Fund                                            1,219
FORTUNE e-50(R) Index Fund                                             223

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Morgan Stanley Technology Index Fund, and Morgan Stanley Internet Index Fund, October 4, 2000, for the FORTUNE 500(R) Index Fund, and FORTUNE e-50(R) Index Fund and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                          1:9.781
Morgan Stanley Internet Index Fund                            1:6.892
FORTUNE 500(R) Index Fund                                     1:9.785
FORTUNE e-50(R) Index Fund                                    1:8.448

8.  LEGAL PROCEEDINGS

On April 30, 2003, the Trust and nineteen other defendants reached an agreement with Mopex, Inc. to completely conclude both a patent infringement suit and state law claim by way of a dismissal and settlement agreement with no money to be paid by the Trust or any of the other defendants to Mopex, Inc. The Trust had been named as a defendant in a complaint filed by Mopex, Inc. in the U.S. District Court for the Northern District of Illinois. Mopex, Inc.'s complaint listed twenty defendants including the Trust, its investment adviser, principal underwriter and administrator as well as other exchange-traded funds, service providers, and the Chicago Stock Exchange, Inc. Mopex, Inc. alleged that the defendants infringed a patent it holds in unspecified ways resulting from their participation in the sale of certain exchange-traded funds. Mopex, Inc. had also filed state law claims in Illinois alleging a conspiracy by the defendants to infringe the Mopex, Inc. patent.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2003:

Percentage of distributions which qualify for the corporate dividends paid deduction:

FUND                                                          PERCENTAGE
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      100.00%
Dow Jones U.S. Large Cap Value Index Fund                        99.85%
Dow Jones U.S. Small Cap Value Index Fund                        57.66%
Dow Jones Global Titans Index Fund                               63.41%
FORTUNE 500(R) Index Fund                                       100.00%
FORTUNE e-50(R) Index Fund                                      100.00%

Long term capital gains dividends for the purposes of the dividends paid deduction:

                                                               AMOUNT
----------------------------------------------------------------------
Dow Jones U.S. Small Cap Value Index Fund                     $368,695
Wilshire REIT Index Fund                                       169,558

For the fiscal year ended June 30, 2003, certain dividends paid by Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, FORTUNE 500(R) Index Fund and FORTUNE e-50(R) Index Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Funds noted above hereby designate the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with the 2003 form 1099-DIV.

STREETTRACKS SERIES TRUST
OTHER INFORMATION
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF JUNE 30, 2003

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 8                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 1                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 5                 9
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 9                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     8                 6                11
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                -50 TO -99       -100 TO -199          -200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      8                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      3                 3                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     10                 5                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      7                 2                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      3                 4                 5
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     3                 7                14
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     4                 2                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     8                 2                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 3                 4                10                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 6                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     7                11                 4                 3                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     4                 2                 0                 5                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                 3                 3                 6                 8
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0                 5                 4
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           200+           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     2                 1                 0                 1                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     7                 3                 0                 4                 4
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                 4                 2                 8                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 2                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0                 3                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     5                 2                 1                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 4                 2                 6                 3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 7                10                 7                 7
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3                 6                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    12
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           +200           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     3                 0                 0                 0                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     2                 2                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                 0                 0                12                 3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     6                 0                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 2                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 5                 1                 5                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5                 5                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    11
    -----------------------------------------------------------------------------------------------------------------

   DOW JONES GLOBAL TITANS INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           +200           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     3                 2                 0                 1                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                    12                 2                 1                 9                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1                 7                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     8                13                 3                 7                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                 4                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 6                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1                 9                 5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     9                 4                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     3                 1                 1                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    10                 3                 2                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3                 3                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     1
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   WILSHIRE REIT INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           +200           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    14                 1                 0                 9                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 1                 2                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                    2                 1                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                     2
    -----------------------------------------------------------------------------------------------------------------

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           +200           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     1                 3                 1                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 4                 0                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2                 9                 8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                11                 2                 4                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     3                 6                 2                 8                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     8                 5                 1                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                    12                 4                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     9                 5                 1                 8                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00**                  13                 3                 1                 7                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      2
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00**                    0
    -----------------------------------------------------------------------------------------------------------------

    * Trading commenced on April 27, 2000
   ** Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY INTERNET INDEX FUND

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           +200           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     4                 2                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                    10                 7                 2                 5                 5
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                12                11                 9                 8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                10                10                10                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                13                 7                 6                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                    10                 9                 4                 8                 9
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 8                 5                 7                10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 6                18                 8                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 6                17                 9                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                10                19                 1                 4
    -----------------------------------------------------------------------------------------------------------------
       2000
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       12/31/00*                    7                14                 6                 5                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     18
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      8
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     12
    -----------------------------------------------------------------------------------------------------------------
       2000
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       12/31/00*                     8
    -----------------------------------------------------------------------------------------------------------------

   FORTUNE 500(R) INDEX FUND

    ------------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           +200           -50 TO -99     -100 TO -199 BASIS
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS          POINTS
    ------------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     0                 0                 0                 3                 0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     1                 0                 0                 1                 0
    ------------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0                 1                 0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     0                 1                 0                 4                 0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     0                 0                 0                 1                 1
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     0                 0                 0                 0                 0
    ------------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0                 1                 0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 1                 0                 1                 0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 0                 3                 1
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0                 7                 0
    ------------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00**                   8                 4                 0                 7                 2
    ------------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      0
    ------------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    ------------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      0
    ------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      0
    ------------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00**                    4
    ------------------------------------------------------------------------------------------------------------------

    * Trading commenced on September 29, 2000
   ** Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   FORTUNE e-50(R) Index Fund

    -----------------------------------------------------------------------------------------------------------------
                                50 TO 99         100 TO 199           +200           -50 TO -99       -100 TO -199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       06/30/03                     4                 3                 0                 7                 1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     8                 6                 1                 6                 8
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     7                 5                 2                13                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                11                12                 6                 9
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     8                 4                 4                 7                 6
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 5                 2                10                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    13                 5                 3                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 7                 4                 7                 4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 8                 7                 9                 7
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    14                 8                 9                 4                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    5                 9                 4                 5                 3
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                                   -200+
                               BASIS POINTS
    -----------------------  -----------------
       2003
       QUARTER ENDING:
       06/30/03                      0
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      5
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     10
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      4
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      5
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3
    -----------------------------------------------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS IN
                                         TERM OF OFFICE                              FUND COMPLEX
                           POSITION(S)   AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      WITH FUNDS    TIME SERVED      DURING PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
---------------------      -----------   --------------   -----------------------    -------------  -------------------
Agustin J. Fleites*        Trustee,      Unlimited        Principal, State Street         10        SSgA Cash Management
SSgA Funds                 President     Elected:         Global Advisors (1987-                    Fund, Dublin, Ireland,
Management, Inc.                         August 2001      present); Member SSgA                     Director
State Street Financial                                    Investment Committee
Center                                                    (1994-present).
One Lincoln Street
Boston, MA 02111-2900
Age: 36
Timothy B. Harbert*        Trustee       Unlimited        Chairman and CEO of State       10        Director, SSgA Funds
c/o streetTRACKS Series                  Elected:         Street Global Advisors                    Management, Inc.
Trust                                    September 2000   (2001-present);                           (investment advisor);
State Street Financial                                    President, State Street                   Citistreet, LLC (plan
Center                                                    Global Advisors (1995-                    recordkeeper); State
One Lincoln Street                                        2001); Executive Vice                     Street Banque, S.A.
Boston, MA 02111-2900                                     President of State Street                 (French bank); State
Age: 51                                                   Corporation                               Street Global Advisors,
                                                          (1996-present); Member,                   Ltd., London (investment
                                                          Executive Operating Group                 management); State
                                                          of State Street                           Street Global Advisors,
                                                          Corporation (1995-                        GmbH, Munich (investment
                                                          present).                                 management); State
                                                                                                    Street Global Advisors,
                                                                                                    Canada, Ltd. (investment
                                                                                                    management); State
                                                                                                    Street Global Advisors,
                                                                                                    Australia, Ltd.
                                                                                                    (investment management);
                                                                                                    State Street Global
                                                                                                    Advisors, Japan, Ltd.
                                                                                                    (investment management);
                                                                                                    State Street Global
                                                                                                    Markets, LLC
                                                                                                    (broker-dealer); Bentley
                                                                                                    College; Chairman of the
                                                                                                    Board, SSgA Funds
                                                                                                    Management, Inc.
                                                                                                    (investment advisor);
                                                                                                    State Street Global
                                                                                                    Advisors, Inc.
                                                                                                    (Delaware) (holding
                                                                                                    company); Bel Air
                                                                                                    Investment Advisors, LLC
                                                                                                    (investment management);
                                                                                                    and President and
                                                                                                    Director, State Street
                                                                                                    Global Advisors, Cayman
                                                                                                    (investment manager).

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS IN
                                         TERM OF OFFICE                              FUND COMPLEX
                           POSITION(S)   AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      WITH FUNDS    TIME SERVED      DURING PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
---------------------      -----------   --------------   -----------------------    -------------  -------------------
David M. Kelly             Trustee       Unlimited        President and CEO, NSCC         10        Chicago Stock Exchange
4 Jodi Lane                              Elected:         (1983-February 2000)(a                    (Public
Chatham, NJ 07928                        September 2000   clearing org.); Vice                      Governor/Director);
Age: 64                                                   Chairman, DTCC (1999-                     Penson Worldwide Inc.
                                                          February 2000)(a                          (Director); Thomas
                                                          depository in US); Vice                   Murray Ltd. (Director);
                                                          Chairman and CEO,                         Custodial Trust Co.
                                                          Government Securities                     (Director).
                                                          Clearing Corp. (1990-
                                                          February 2000) (a
                                                          government securities
                                                          clearing company).
Frank Nesvet               Trustee       Unlimited        Chief Executive Officer,        10        N/A
c/o streetTRACKS                         Elected:         Libra Group, Inc. (1998-
Series Trust                             September 2000   present)(a financial
225 Franklin Street                                       services consulting
Boston, Massachusetts                                     company); Managing
02110                                                     Director, Senior Vice
Age: 59                                                   President and Fund
                                                          Treasurer, New England
                                                          Funds (1993-1998).
Helen F. Peters            Trustee       Unlimited        Dean, Carroll School of         10        N/A
133 South Street                         Elected:         Management, Boston
Needham, Massachusetts                   September 2000   College (August 2000-
02492                                                     present); Partner,
Age: 54                                                   Samuelson Peters, LLC
                                                          (1999-August 2000);
                                                          Director of Global Bond
                                                          Group, Scudder Kemper
                                                          Investments (1998-1999);
                                                          Chief Investment Officer,
                                                          Colonial Management
                                                          (1991-1998).
James E. Ross              Vice          Unlimited        Principal, State Street        N/A        N/A
SSgA Funds Management,     President     Elected:         Global Advisors (March
Inc.                                     September 2000   2000 to present); Vice
State Street Financial                                    President, State Street
Center                                                    Bank and Trust Company
One Lincoln Street                                        (1998- March 2000);
Boston, MA 02111-2900                                     Assistant Vice President,
Age: 37                                                   State Street Bank and
                                                          Trust Company
                                                          (1996-1998), Assistant
                                                          Secretary, State Street
                                                          Bank and Trust Company
                                                          (1995-1996).
Donald A. Gignac           Treasurer     Unlimited        Senior Vice President,         N/A        N/A
State Street Bank and                    Elected:         State Street Bank and
Trust Company                            August 2003      Trust Company
2 Avenue de Lafayette                                     (2002-present); Vice
Boston, Massachusetts                                     President, State Street
02111                                                     Bank and Trust Company
Age: 38                                                   (1993-2002).

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS IN
                                         TERM OF OFFICE                              FUND COMPLEX
                           POSITION(S)   AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      WITH FUNDS    TIME SERVED      DURING PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
---------------------      -----------   --------------   -----------------------    -------------  -------------------
Michael P. Riley           Assistant     Unlimited        Assistant Vice President,      N/A        N/A
State Street Bank and      Treasurer     Elected:         State Street Bank and
Trust Company                            August 2003      Trust Company
One Federal Street                                        (2000-present); Assistant
Boston, Massachusetts                                     Secretary, Assistant
02110                                                     Director, State Street
Age: 34                                                   Bank and Trust Company
                                                          (1999-2000); Manager,
                                                          State Street Bank and
                                                          Trust Company (1988-
                                                          1999).
Karen Gillogly             Assistant     Unlimited        Vice President, State          N/A        N/A
State Street Bank and      Treasurer     Elected:         Street Bank and Trust
Trust Company                            August 2003      Company (1999-present);
One Federal Street                                        Audit Senior Manager,
Boston, Massachusetts                                     Ernst & Young LLP (1998).
02110
Age: 36
Mary Moran Zeven           Secretary     Unlimited        Senior Vice President and      N/A        N/A
State Street Bank and                    Elected:         Senior Managing Counsel,
Trust Company                            August 2001      State Street Bank and
One Federal Street                                        Trust Company
Boston, Massachusetts                                     (2002-present); Vice
02110                                                     President and Counsel,
Age: 41                                                   State Street Bank and
                                                          Trust Company
                                                          (2000-2002); Vice
                                                          President and Counsel,
                                                          PFPC, Inc. 1999 to 2000;
                                                          Counsel, Curtis, Mallet-
                                                          Prevost, Colt & Mosle,
                                                          LLP 1996 to 1999 (law
                                                          firm).
Stephanie M. Nichols       Assistant     Unlimited        Counsel, State Street          N/A        N/A
State Street Bank and      Secretary     Elected: May     Bank and Trust Company
Trust Company                            2002             since 1997.
One Federal Street
Boston, Massachusetts
02110
Age: 32

* Mr. Fleites and Mr. Harbert are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their positions as officers of the Adviser.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of streetTRACKS(R) Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the streetTRACKS(R) Series Trust (comprising, respectively, the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, Morgan Stanley Technology Index Fund, Morgan Stanley Internet Index Fund, FORTUNE 500(R) Index Fund, and FORTUNE e-50(R) Index Fund), (collectively, the "Funds") as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the streetTRACKS(R) Series Trust at June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                                        [ERNST & YOUNG LLP LOGO]
Boston, Massachusetts
August 8, 2003
streetTRACKS(R) SERIES TRUST


TRUSTEES
Timothy B. Harbert (Chairman)
David M. Kelly
Frank Nesvet
Helen F. Peters
Agustin J. Fleites

OFFICERS
Agustin J. Fleites, President
James E. Ross, Vice President
Donald A. Gignac, Treasurer
Mary Moran Zeven, Secretary
Stephanie M. Nichols, Assistant Secretary
Karen Gillogly, Assistant Treasurer
Michael Riley, Assistant Treasurer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02110

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Mayer Brown, Rowe & Maw
1675 Broadway
New York, New York 10019

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116




streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of a State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and a the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM. Please read the prospectus carefully before you invest.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Internet, Morgan Stanley Technology, FORTUNE e-50 and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.



For more information on streetTRACKS, or to obtain a prospectus call:

1-866-S-TRACKS

or visit

WWW.STREETTRACKS.COM

Please read the prospectus carefully before you invest or send money.



[SSgA Logo]                                                  [State Street Logo]

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Agustin Fleites, the registrant's President, Chief Executive Officer and Principal Executive Officer, and Donald A. Gignac, the registrant's Treasurer, Chief Financial Officer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Fleites and Gignac determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS(R) Series Trust

By:      /s/ Agustin Fleites
         ----------------------------------
         Agustin Fleites
         President, Chief Executive Officer and Principal Executive Officer

Date:    August 27, 2003
         ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Agustin Fleites
         ----------------------------------
         Agustin Fleites

         President, Chief Executive Officer and Principal Executive Officer

Date:    August 27, 2003
         ----------------------------------

By:      /s/ Donald A. Gignac
         ----------------------------------
         Donald A. Gignac

         Treasurer, Chief Financial Officer and Principal Financial Officer

Date:    August 22, 2003
         ----------------------------------